================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837
                -------------------------------------------------

                           SELECT SECTOR SPDR(R) TRUST
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for                       Copy to:
              Service)
      Scott M. Zoltowski, Esq.                    Stuart Strauss, Esq.
    State Street Bank and Trust Company          Clifford Chance US LLP
         One Lincoln Street                       31 West 52nd Street
          Boston, MA 02111                      New York, New York 10019


       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30th


Date of reporting period: March 31, 2006
================================================================================

ITEM 1: SHAREHOLDER REPORT

================================================================================

                          THE SELECT SECTOR SPDR TRUST

                               SEMI-ANNUAL REPORT

                                =================

                                 MARCH 31, 2006

                                =================



                                  SELECT SECTOR
                                    SPDRs(R)

     Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500(R)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
                                         (CIRCLE GRAPHIC)

SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND      XLY
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND            XLP
       THE ENERGY SELECT SECTOR SPDR FUND                      XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                   XLF
       THE HEALTH CARE SELECT SECTOR SPDR FUND                 XLV
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                  XLI
       THE MATERIALS SELECT SECTOR SPDR FUND                   XLB
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                  XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                   XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

             THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.
   PERFORMANCE AS OF MARCH 31, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                                                             CONSUMER
                               NET ASSET     MARKET       DISCRETIONARY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED           4.15%       4.16%            4.17%
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06     2.10%       2.39%            2.22%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         51.10%      51.50%           52.17%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          33.87%      33.91%           35.53%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       39.99%      39.37%           42.94%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                                              CONSUMER
                                NET ASSET     MARKET       DISCRETIONARY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED              N/A         N/A              N/A
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06      2.10%       2.39%            2.22%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          14.75%      14.85%           15.02%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            6.01%       6.01%            6.27%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         4.74%       4.67%            5.02%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

             THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)


(PERFORMANCE GRAPH)

                                                 CONSUMER DISCRETIONARY
                                                   SELECT SECTOR SPDR                                    CONSUMER DISCRETIONARY
                                                         FUND(A)                S&P 500 INDEX(C)         SELECT SECTOR INDEX(B)
                                                 ----------------------         ----------------         ----------------------
12/16/98                                                  10000                       10000                       10000
12/31/98                                                  10705                       10584                       10710
3/31/99                                                   11652                       11111                       11659
6/30/99                                                   12145                       11895                       12159
9/30/99                                                   10717                       11152                       10730
12/31/99                                                  12675                       12811                       12705
3/31/00                                                   11973                       13104                       12015
6/30/00                                                   10611                       12756                       10656
9/30/00                                                   10275                       12631                       10346
12/31/00                                                  10575                       11644                       10657
3/31/01                                                   10807                       10264                       10900
6/30/01                                                   11440                       10864                       11541
9/30/01                                                    9613                        9269                        9705
12/31/01                                                  11988                       10260                       12120
3/31/02                                                   12520                       10288                       12667
6/30/02                                                   11504                        8909                       11643
9/30/02                                                    9523                        7370                        9643
12/31/02                                                   9717                        7992                        9846
3/31/03                                                    9576                        7740                        9708
6/30/03                                                   11394                        8931                       11562
9/30/03                                                   11642                        9168                       11824
12/31/03                                                  13310                       10284                       13529
3/31/04                                                   13463                       10458                       13695
6/30/04                                                   13417                       10638                       13658
9/30/04                                                   13252                       10439                       13498
12/31/04                                                  15028                       11403                       15325
3/31/05                                                   14167                       11158                       14453
6/30/05                                                   14004                       11311                       14294
9/30/05                                                   13889                       11718                       14181
12/31/05                                                  14046                       11963                       14348
3/31/06                                                   14466                       12466                       14773

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

             THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY
   TOP FIVE HOLDINGS AS OF MARCH 31, 2006

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        HOME DEPOT,    TIME WARNER,    COMCAST            DISNEY (WALT)    LOWE'S COMPANIES,
                          INC.           INC.            CORP. (CLASS A)    CO. (THE)        INC.
    --------------------------------------------------------------------------------------------------------------------
       SHARES             791,229        1,678,028       796,503            717,295          291,261
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $33,468,987    28,174,090      20,836,518         20,005,358       18,768,859
    --------------------------------------------------------------------------------------------------------------------
       % OF               7.51           6.32            4.68               4.49             4.21
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2006*

(PIE CHART IN %)

Auto Components                                                                   1.5
Automobiles                                                                       3.4
Distributors                                                                      0.6
Diversified Consumer Services                                                     1.2
Hotels Restaurants & Leisure                                                       15
Household Durables                                                                7.4
Internet & Catalog Retail                                                         0.9
Leisure Equipment & Products                                                      1.9
Media                                                                            31.3
Multi-Line Retail                                                                11.1
Specialty Retail                                                                   22
Textiles, Apparel & Luxury Goods                                                  3.6
Other Assets & Liabilities                                                        0.1

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.
   PERFORMANCE AS OF MARCH 31, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET      CONSUMER STAPLES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED           2.44%       2.44%            2.59%
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06     4.51%       4.61%            4.80%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         34.03%      33.89%           35.17%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED           3.32%       4.01%            4.67%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -0.30%      -0.45%            1.55%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                   NET        MARKET      CONSUMER STAPLES
                               ASSET VALUE    VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED              N/A         N/A              N/A
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06      4.51%       4.61%            4.80%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          10.26%      10.22%           10.57%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            0.66%       0.79%            0.92%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -0.04%      -0.06%            0.21%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CONSUMER STAPLES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)


(PERFORMANCE GRAPH)

                                                 CONSUMER STAPLES SELECT                                 CONSUMER STAPLES SELECT
                                                   SECTOR SPDR FUND(A)          S&P 500 INDEX(C)             SECTOR INDEX(B)
                                                 -----------------------        ----------------         -----------------------
12/16/98                                                  10000                       10000                       10000
12/31/98                                                  10451                       10584                       10453
3/31/99                                                   10193                       11111                       10201
6/30/99                                                    9890                       11895                        9895
9/30/99                                                    8755                       11152                        8761
12/31/99                                                   8916                       12811                        8936
3/31/00                                                    8228                       13104                        8255
6/30/00                                                    9875                       12756                        9901
9/30/00                                                    9797                       12631                        9833
12/31/00                                                  11212                       11644                       11266
3/31/01                                                    9798                       10264                        9849
6/30/01                                                    9644                       10864                        9702
9/30/01                                                    9945                        9269                       10011
12/31/01                                                  10098                       10260                       10172
3/31/02                                                   10390                       10288                       10474
6/30/02                                                    8922                        8909                        8997
9/30/02                                                    7989                        7370                        8056
12/31/02                                                   8083                        7992                        8157
3/31/03                                                    7554                        7740                        7627
6/30/03                                                    8228                        8931                        8314
9/30/03                                                    8331                        9168                        8426
12/31/03                                                   8966                       10284                        9075
3/31/04                                                    9448                       10458                        9572
6/30/04                                                    9570                       10638                        9703
9/30/04                                                    9028                       10439                        9155
12/31/04                                                   9666                       11403                        9811
3/31/05                                                    9684                       11158                        9837
6/30/05                                                    9609                       11311                        9765
9/30/05                                                    9880                       11718                       10049
12/31/05                                                   9941                       11963                       10117
3/31/06                                                   10121                       12466                       10309

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY
   TOP FIVE HOLDINGS AS OF MARCH 31, 2006

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PROCTER &        ALTRIA          WAL-MART         COCA-COLA
                          GAMBLE CO.       GROUP, INC.     STORES, INC.     CO. (THE)     PEPSICO, INC.
    --------------------------------------------------------------------------------------------------------------
       SHARES             3,197,855        2,029,034       2,428,800        1,173,527     809,215
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $184,260,405     143,777,349     114,736,512      49,135,576    46,764,535
    --------------------------------------------------------------------------------------------------------------
       % OF               17.27            13.48           10.76            4.61          4.38
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2006*

[PIE CHART IN %]

Beverages                                                                        15.9
Food & Staples Retailing                                                         27.6
Food Products                                                                    14.4
Household Products                                                               23.9
Personal Products                                                                 2.5
Tobacco                                                                          15.4
Other Assets & Liabilities                                                        0.3

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                     THE ENERGY SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.
   PERFORMANCE AS OF MARCH 31, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET           ENERGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED           1.88%       1.89%            2.09%
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06    28.32%      28.32%           28.65%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        154.57%     154.79%          157.17%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          92.28%      92.23%           95.24%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      163.93%     163.56%          170.14%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET           ENERGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED              N/A         N/A              N/A
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06     28.32%      28.32%           28.65%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          36.54%      36.58%           37.01%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED           13.97%      14.05%           14.32%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        14.28%      14.26%           14.60%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                     THE ENERGY SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
ENERGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)


(PERFORMANCE GRAPH)

                                                  ENERGY SELECT SECTOR                                    ENERGY SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                  --------------------          ----------------          --------------------
12/16/98                                                  10000                       10000                       10000
12/31/98                                                   9835                       10584                        9859
3/31/99                                                   10483                       11111                       10512
6/30/99                                                   11993                       11895                       11993
9/30/99                                                   11791                       11152                       11800
12/31/99                                                  11707                       12811                       11730
3/31/00                                                   12672                       13104                       12717
6/30/00                                                   13098                       12756                       13167
9/30/00                                                   14314                       12631                       14400
12/31/00                                                  14558                       11644                       14657
3/31/01                                                   13514                       10264                       13623
6/30/01                                                   13419                       10864                       13535
9/30/01                                                   11482                        9269                       11595
12/31/01                                                  11885                       10260                       12006
3/31/02                                                   12913                       10288                       13059
6/30/02                                                   11780                        8909                       11920
9/30/02                                                    9561                        7370                        9669
12/31/02                                                  10138                        7992                       10262
3/31/03                                                   10207                        7740                       10342
6/30/03                                                   11041                        8931                       11198
9/30/03                                                   11078                        9168                       11242
12/31/03                                                  12811                       10284                       13015
3/31/04                                                   13663                       10458                       13889
6/30/04                                                   14727                       10638                       14990
9/30/04                                                   16426                       10439                       16741
12/31/04                                                  17092                       11403                       17433
3/31/05                                                   20248                       11158                       20675
6/30/05                                                   21087                       11311                       21513
9/30/05                                                   25500                       11718                       26054
12/31/05                                                  23967                       11963                       24495
3/31/06                                                   25987                       12466                       26598

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                     THE ENERGY SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY
   TOP FIVE HOLDINGS AS OF MARCH 31, 2006

    --------------------------------------------------------------------------------------------------------
       DESCRIPTION      EXXON MOBIL     CHEVRON                            SCHLUMBERGER     HALLIBURTON
                        CORP.           CORP.           CONOCOPHILLIPS     LTD.             CO.
    --------------------------------------------------------------------------------------------------------
       SHARES           11,583,518      8,612,405       5,276,198          1,655,010        2,847,747
    --------------------------------------------------------------------------------------------------------
       MARKET VALUE     $704,972,905    499,261,118     333,191,904        209,474,616      207,942,486
    --------------------------------------------------------------------------------------------------------
       % OF NET         16.37           11.59           7.74               4.86             4.83
       ASSETS
    --------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2006*

[PIE CHART IN %]

Energy Equipment & Services                                                       26.4
Oil, Gas & Consumable Fuels                                                       76.3
Other Assets & Liabilities                                                        (2.7)

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
                                         (CIRCLE GRAPHIC)

                    THE FINANCIAL SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY

The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.
   PERFORMANCE AS OF MARCH 31, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         FINANCIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED          11.57%      11.56%           11.76%
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06    17.06%      17.34%           17.43%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         66.83%      67.42%           68.38%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          35.43%      35.70%           37.38%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       59.49%      58.98%           62.54%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                   NET        MARKET         FINANCIAL
                               ASSET VALUE    VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED              N/A         N/A              N/A
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06     17.06%      17.34%           17.43%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          18.60%      18.74%           18.97%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            6.25%       6.30%            6.56%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         6.63%       6.58%            6.89%
    ---------------------------------------------------------------------------------

   (1)Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                    THE FINANCIAL SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
FINANCIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)


(PERFORMANCE GRAPH)

                                                 FINANCIAL SELECT SECTOR                                 FINANCIAL SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                 -----------------------        ----------------         -----------------------
12/16/98                                                  10000                       10000                       10000
12/31/98                                                  10597                       10584                       10585
3/31/99                                                   11371                       11111                       11362
6/30/99                                                   11925                       11895                       11914
9/30/99                                                   10097                       11152                       10087
12/31/99                                                  10956                       12811                       10961
3/31/00                                                   11195                       13104                       11212
6/30/00                                                   10885                       12756                       10905
9/30/00                                                   13446                       12631                       13489
12/31/00                                                  13743                       11644                       13802
3/31/01                                                   12418                       10264                       12473
6/30/01                                                   13386                       10864                       13454
9/30/01                                                   11631                        9269                       11695
12/31/01                                                  12489                       10260                       12568
3/31/02                                                   12914                       10288                       13004
6/30/02                                                   11945                        8909                       12031
9/30/02                                                    9907                        7370                        9982
12/31/02                                                  10634                        7992                       10725
3/31/03                                                   10086                        7740                       10177
6/30/03                                                   11934                        8931                       12058
9/30/03                                                   12428                        9168                       12567
12/31/03                                                  13879                       10284                       14054
3/31/04                                                   14541                       10458                       14738
6/30/04                                                   14191                       10638                       14387
9/30/04                                                   14238                       10439                       14438
12/31/04                                                  15350                       11403                       15583
3/31/05                                                   14367                       11158                       14592
6/30/05                                                   14977                       11311                       15223
9/30/05                                                   15077                       11718                       15333
12/31/05                                                  16303                       11963                       16596
3/31/06                                                   16818                       12466                       17136

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
                                         (CIRCLE GRAPHIC)

                    THE FINANCIAL SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF MARCH 31, 2006

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION                                            AMERICAN
                                             BANK OF          INTERNATIONAL    JPMORGAN       WELLS FARGO
                          CITIGROUP, INC.    AMERICA CORP.    GROUP, INC.      CHASE & CO.    & CO.
    ---------------------------------------------------------------------------------------------------------------
       SHARES             2,953,138          2,748,123        1,535,681        2,062,243      991,486
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $139,476,708       125,149,521      101,493,157      85,871,799     63,326,211
    ---------------------------------------------------------------------------------------------------------------
       % OF               9.54               8.56             6.94             5.87           4.33
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2006*


[PIE GRAPH IN %]

                                                                     DIVERSIFIED
                                 COMMERCIAL         CONSUMER          FINANCIAL
CAPITAL MARKETS                     BANKS            FINANCE          SERVICES          INSURANCE        REAL ESTATE
---------------                  ----------         --------         -----------        ---------        -----------
16.6                                27.90             4.50              16.50             22.40             4.50

                                  THRIFTS &
                                  MORTGAGE
CAPITAL MARKETS                    FINANCE
---------------                   ---------
16.6                                7.60

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
                                         (CIRCLE GRAPHIC)

                   THE HEALTH CARE SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY

The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.
   PERFORMANCE AS OF MARCH 31, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET     HEALTH CARE SELECT
                                 VALUE       VALUE         SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED           2.62%       2.69%            2.74%
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06     8.41%       8.48%            8.68%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         24.20%      24.22%           25.21%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          24.43%      25.31%           26.15%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       35.44%      35.85%           38.27%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET     HEALTH CARE SELECT
                                  VALUE       VALUE         SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED             N/A         N/A              N/A
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06     8.41%       8.48%            8.68%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          7.49%       7.50%            7.78%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED           4.47%       4.62%            4.76%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        4.26%       4.30%            4.54%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                   THE HEALTH CARE SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
HEALTH CARE SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)


(PERFORMANCE GRAPH)

                                                HEALTH CARE SELECT SECTOR                               HEALTH CARE SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                -------------------------       ----------------        -------------------------
12/16/98                                                  10000                       10000                       10000
12/31/98                                                  10817                       10584                       10828
3/31/99                                                   11659                       11111                       11707
6/30/99                                                   12297                       11895                       12362
9/30/99                                                   11203                       11152                       11278
12/31/99                                                  12988                       12811                       13091
3/31/00                                                   12937                       13104                       13056
6/30/00                                                   12352                       12756                       12455
9/30/00                                                   12193                       12631                       12281
12/31/00                                                  11486                       11644                       11566
3/31/01                                                   11357                       10264                       11437
6/30/01                                                   12430                       10864                       12524
9/30/01                                                    9913                        9269                        9996
12/31/01                                                  11464                       10260                       11569
3/31/02                                                   12440                       10288                       12565
6/30/02                                                   11576                        8909                       11697
9/30/02                                                   10735                        7370                       10853
12/31/02                                                  11270                        7992                       11404
3/31/03                                                   11379                        7740                       11522
6/30/03                                                   12499                        8931                       12668
9/30/03                                                   11934                        9168                       12105
12/31/03                                                  12933                       10284                       13129
3/31/04                                                   12869                       10458                       13074
6/30/04                                                   13204                       10638                       13424
9/30/04                                                   12480                       10439                       12694
12/31/04                                                  13120                       11403                       13356
3/31/05                                                   13034                       11158                       13276
6/30/05                                                   13565                       11311                       13827
9/30/05                                                   13768                       11718                       14043
12/31/05                                                  13968                       11963                       14256
3/31/06                                                   14129                       12466                       14427

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
                                         (CIRCLE GRAPHIC)

                   THE HEALTH CARE SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF MARCH 31, 2006

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION                        JOHNSON &                                          UNITEDHEALTH
                          PFIZER, INC.    JOHNSON        AMGEN, INC.    MERCK & CO., INC.    GROUP, INC.
    ---------------------------------------------------------------------------------------------------------------
       SHARES             7,502,522       3,034,448      1,192,542      2,229,996            1,395,593
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $186,962,848    179,700,011    86,757,430     78,562,759           77,957,825
    ---------------------------------------------------------------------------------------------------------------
       % OF               12.07           11.60          5.60           5.07                 5.03
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2006*


[PIE GRAPH IN %]

Biotechnology                                                                     11.1
Health Care Equipment & Supplies                                                  15.9
Health Care Providers & Services                                                  23.8
Pharmaceuticals                                                                   49.3
Other Assets & Liabilities                                                        (0.1)

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
                                         (CIRCLE GRAPHIC)

                   THE INDUSTRIAL SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY

The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF MARCH 31, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         INDUSTRIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED          13.21%      13.16%           13.39%
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06    12.91%      12.87%           13.23%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         83.31%      82.97%           85.05%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          37.03%      36.79%           39.07%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       60.29%      60.50%           64.03%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         INDUSTRIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED              N/A         N/A              N/A
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06     12.91%      12.87%           13.23%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          22.38%      22.31%           22.77%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            6.50%       6.47%            6.82%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         6.70%       6.72%            7.02%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                   THE INDUSTRIAL SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
INDUSTRIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)


(PERFORMANCE GRAPH)

                                                INDUSTRIAL SELECT SECTOR                                INDUSTRIAL SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                ------------------------        ----------------        ------------------------
12/16/98                                                  10000                       10000                       10000
12/31/98                                                  10759                       10584                       10765
3/31/99                                                   11010                       11111                       11027
6/30/99                                                   13153                       11895                       13181
9/30/99                                                   12740                       11152                       12774
12/31/99                                                  13223                       12811                       13280
3/31/00                                                   13001                       13104                       13075
6/30/00                                                   12786                       12756                       12873
9/30/00                                                   13645                       12631                       13754
12/31/00                                                  14150                       11644                       14268
3/31/01                                                   12030                       10264                       12135
6/30/01                                                   13194                       10864                       13318
9/30/01                                                   10766                        9269                       10870
12/31/01                                                  12696                       10260                       12827
3/31/02                                                   12498                       10288                       12647
6/30/02                                                   10986                        8909                       11118
9/30/02                                                    9019                        7370                        9130
12/31/02                                                   9557                        7992                        9682
3/31/03                                                    8996                        7740                        9119
6/30/03                                                   10448                        8931                       10608
9/30/03                                                   10923                        9168                       11097
12/31/03                                                  12662                       10284                       12879
3/31/04                                                   12534                       10458                       12758
6/30/04                                                   13587                       10638                       13841
9/30/04                                                   13501                       10439                       13763
12/31/04                                                  14869                       11403                       15171
3/31/05                                                   14601                       11158                       14903
6/30/05                                                   14151                       11311                       14451
9/30/05                                                   14563                       11718                       14882
12/31/05                                                  15282                       11963                       15628
3/31/06                                                   16488                       12466                       16875

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                   THE INDUSTRIAL SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY
   TOP FIVE HOLDINGS AS OF MARCH 31, 2006

    -------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          UNITED PARCEL                     UNITED
                          ELECTRIC         SERVICE, INC.    BOEING CO.     TECHNOLOGIES
                          CO.              (CLASS B)                         CORP.         3M CO.
    -------------------------------------------------------------------------------------------------------------
       SHARES             6,248,204        901,464          677,555          853,169       628,117
    -------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $217,312,535     71,558,212       52,801,861       49,458,207    47,542,176
    -------------------------------------------------------------------------------------------------------------
       % OF               19.55            6.44             4.75             4.45          4.28
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2006*

(PIE CHART IN %)

Aerospace & Defense                                                              21.8
Air Freight & Logistics                                                           9.5
Airlines                                                                            1
Building Products                                                                 1.8
Commercial Services & Supplies                                                    7.8
Construction & Engineering                                                        0.8
Electrical Equipment                                                                5
Industrial Conglomerates                                                           29
Machinery                                                                        15.1
Road & Rail                                                                       7.6
Trading Companies & Distributors                                                  0.5
Other Assets & Liabilities                                                        0.1

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                    THE MATERIALS SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.
   PERFORMANCE AS OF MARCH 31, 2006

                              -------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         MATERIALS
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED          19.34%      19.07%           19.63%
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06     9.86%       9.70%           10.36%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         87.87%      87.12%           90.18%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          78.79%      79.81%           82.02%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       83.92%      83.69%           89.06%

                               ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         MATERIALS
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED              N/A         N/A              N/A
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06      9.86%       9.70%           10.36%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          23.39%      23.23%           23.90%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED           12.32%      12.45%           12.73%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         8.74%       8.72%            9.13%

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                    THE MATERIALS SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
MATERIALS SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                                 MATERIALS SELECT SECTOR                                 MATERIALS SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                 -----------------------        ----------------         -----------------------
12/16/98                                                  10000                       10000                       10000
12/31/98                                                  10429                       10584                       10435
3/31/99                                                   10567                       11111                       10588
6/30/99                                                   12639                       11895                       12656
9/30/99                                                   11559                       11152                       11584
12/31/99                                                  12949                       12811                       13024
3/31/00                                                   11342                       13104                       11414
6/30/00                                                    9749                       12756                        9829
9/30/00                                                    8961                       12631                        9029
12/31/00                                                  10969                       11644                       11055
3/31/01                                                   10341                       10264                       10444
6/30/01                                                   11387                       10864                       11506
9/30/01                                                   10039                        9269                       10155
12/31/01                                                  11260                       10260                       11404
3/31/02                                                   12429                       10288                       12600
6/30/02                                                   12206                        8909                       12383
9/30/02                                                    9412                        7370                        9541
12/31/02                                                  10613                        7992                       10771
3/31/03                                                    9845                        7740                        9996
6/30/03                                                   11185                        8931                       11371
9/30/03                                                   11865                        9168                       12079
12/31/03                                                  14594                       10284                       14882
3/31/04                                                   14339                       10458                       14629
6/30/04                                                   14728                       10638                       15037
9/30/04                                                   15221                       10439                       15553
12/31/04                                                  16527                       11403                       16908
3/31/05                                                   16827                       11158                       17226
6/30/05                                                   15232                       11311                       15597
9/30/05                                                   15495                       11718                       15892
12/31/05                                                  17214                       11963                       17677
3/31/06                                                   18488                       12466                       19011

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                    THE MATERIALS SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY
   TOP FIVE HOLDINGS AS OF MARCH 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
       DESCRIPTION                            DU PONT                             NEWMONT
                          DOW CHEMICAL        (E.I.)             ALCOA,           MINING CORP.     MONSANTO
                          CO.                 DE NEMOURS         INC.             (HOLDING CO.)    CO.
                                              AND CO.
    ---------------------------------------------------------------------------------------------------------------------
       SHARES             2,642,977           2,514,073          2,382,054        1,221,128        735,967
    ---------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $107,304,866        106,119,021        72,795,570       63,364,332       62,373,203
    ---------------------------------------------------------------------------------------------------------------------
       % OF               10.89               10.77              7.39             6.43             6.33
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2006*


[PIE GRAPH IN %]

Chemicals                                                                        50.2
Construction Materials                                                            2.5
Containers & Packaging                                                            6.1
Metals & Mining                                                                  29.5
Paper & Forest Products                                                          11.3
Other Assets & Liabilities                                                        0.4

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
                                         (CIRCLE GRAPHIC)

                   THE TECHNOLOGY SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY

The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF MARCH 31, 2006

                              -------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         TECHNOLOGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED           6.67%       6.66%            6.87%
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06    14.11%      13.97%           14.42%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         59.73%      60.21%           60.97%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          -7.52%      -7.36%           -6.36%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -28.26%     -28.31%          -27.02%
    ---------------------------------------------------------------------------------

                               ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         TECHNOLOGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED              N/A         N/A              N/A
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06     14.11%      13.97%           14.42%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          16.90%      17.01%           17.20%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED           -1.55%      -1.52%           -1.31%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -4.47%      -4.47%           -4.23%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                   THE TECHNOLOGY SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT THE TECHNOLOGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                                TECHNOLOGY SELECT SECTOR                                TECHNOLOGY SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                ------------------------        ----------------        ------------------------
12/16/98                                                  10000                       10000                       10000
12/31/98                                                  10851                       10584                       10827
3/31/99                                                   12189                       11111                       12178
6/30/99                                                   13445                       11895                       13445
9/30/99                                                   13700                       11152                       13718
12/31/99                                                  18011                       12811                       18047
3/31/00                                                   20021                       13104                       20086
6/30/00                                                   17985                       12756                       18060
9/30/00                                                   15435                       12631                       15504
12/31/00                                                  10410                       11644                       10459
3/31/01                                                    8255                       10264                        8297
6/30/01                                                    9253                       10864                        9313
9/30/01                                                    6373                        9269                        6414
12/31/01                                                   8020                       10260                        8077
3/31/02                                                    7226                       10288                        7282
6/30/02                                                    5277                        8909                        5319
9/30/02                                                    3933                        7370                        3965
12/31/02                                                   4940                        7992                        4986
3/31/03                                                    4779                        7740                        4826
6/30/03                                                    5677                        8931                        5739
9/30/03                                                    6083                        9168                        6155
12/31/03                                                   6869                       10284                        6955
3/31/04                                                    6784                       10458                        6873
6/30/04                                                    6928                       10638                        7023
9/30/04                                                    6410                       10439                        6503
12/31/04                                                   7227                       11403                        7339
3/31/05                                                    6691                       11158                        6790
6/30/05                                                    6826                       11311                        6931
9/30/05                                                    7157                       11718                        7270
12/31/05                                                   7217                       11963                        7338
3/31/06                                                    7635                       12466                        7769

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                   THE TECHNOLOGY SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY
   TOP FIVE HOLDINGS AS OF MARCH 31, 2006

    ------------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT       CISCO SYSTEMS,    INTERNATIONAL BUSINESS    INTEL         VERIZON
                          CORP.           INC.              MACHINES CORP.            CORP.         COMMUNICATIONS, INC.
    ------------------------------------------------------------------------------------------------------------------------------
       SHARES             6,535,558       4,523,309         1,152,600                 4,326,485     2,152,433
    ------------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $177,832,533    98,020,106        95,054,922                83,717,485    73,311,868
    ------------------------------------------------------------------------------------------------------------------------------
       % OF               10.57           5.83              5.65                      4.98          4.36
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2006*


[PIE GRAPH IN %]

Communications Equipment                                                         16.2
Computers & Peripherals                                                          18.9
Diversified Telecommunication Services                                           11.5
Electronic Equipment & Instruments                                                1.9
Internet Software & Services                                                      7.5
IT Services                                                                       5.4
Office Electronics                                                                0.7
Semiconductor & Semiconductor Equipment                                          15.6
Software                                                                         17.7
Wireless Telecommunication Services                                               4.5
Other Assets & Liabilities                                                        0.1

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
                                         (CIRCLE GRAPHIC)

                    THE UTILITIES SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY

The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF MARCH 31, 2006

                              -------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         UTILITIES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED          -6.66%      -6.71%           -6.57%
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06     9.29%       9.23%            9.55%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         85.35%      85.29%           87.08%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          16.99%      17.75%           18.76%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       34.05%      33.42%           35.98%
    ---------------------------------------------------------------------------------

                               ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         UTILITIES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       SIX MONTHS ENDED              N/A         N/A              N/A
       3/31/06
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06      9.29%       9.23%            9.55%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          22.84%      22.82%           23.22%
       3/31/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            3.19%       3.32%            3.50%
       3/31/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         4.11%       4.05%            4.31%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                    THE UTILITIES SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
UTILITIES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                                 UTILITIES SELECT SECTOR                                 UTILITIES SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                 -----------------------        ----------------         -----------------------
12/16/98                                                  10000                       10000                       10000
12/31/98                                                  10369                       10584                       10370
3/31/99                                                    9239                       11111                        9230
6/30/99                                                   10818                       11895                       10779
9/30/99                                                   10366                       11152                       10326
12/31/99                                                  10022                       12811                        9976
3/31/00                                                    9490                       13104                        9461
6/30/00                                                    9789                       12756                        9768
9/30/00                                                   11731                       12631                       11711
12/31/00                                                  12223                       11644                       12205
3/31/01                                                   11704                       10264                       11695
6/30/01                                                   11625                       10864                       11623
9/30/01                                                   11073                        9269                       11075
12/31/01                                                  10627                       10260                       10632
3/31/02                                                   10749                       10288                       10758
6/30/02                                                    9393                        8909                        9403
9/30/02                                                    7293                        7370                        7308
12/31/02                                                   7639                        7992                        7664
3/31/03                                                    7394                        7740                        7424
6/30/03                                                    8955                        8931                        9009
9/30/03                                                    8913                        9168                        8964
12/31/03                                                   9611                       10284                        9677
3/31/04                                                   10095                       10458                       10175
6/30/04                                                    9960                       10638                       10044
9/30/04                                                   10620                       10439                       10720
12/31/04                                                  11899                       11403                       12026
3/31/05                                                   12532                       11158                       12678
6/30/05                                                   13683                       11311                       13859
9/30/05                                                   14662                       11718                       14866
12/31/05                                                  13863                       11963                       14052
3/31/06                                                   13693                       12466                       13889

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

                                         (CIRCLE GRAPHIC)

                    THE UTILITIES SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY
   TOP FIVE HOLDINGS AS OF MARCH 31, 2006

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXELON          DUKE ENERGY    SOUTHERN CO.    DOMINION           TXU
                          CORP.           CORP.          (THE)           RESOURCES, INC.    CORP.
    ---------------------------------------------------------------------------------------------------------------
       SHARES             3,753,771       5,225,532      4,172,863       1,956,460          2,606,809
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $198,574,486    152,324,258    136,744,720     135,054,434        116,680,771
    ---------------------------------------------------------------------------------------------------------------
       % OF               9.52            7.31           6.56            6.48               5.60
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2006*


[PIE GRAPH IN %]

                                                                                INDEPENDENT POWER
                                                                               PRODUCERS & ENERGY
ELECTRIC UTILITIES                                    GAS UTILITIES                  TRADERS                 MULTI-UTILITIES
------------------                                    -------------            ------------------            ---------------
46.9                                                      0.80                        19.00                       33.30

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.9%
AUTO COMPONENTS -- 1.5%
Cooper Tire & Rubber Co. ...........     22,873   $    327,999
Goodyear Tire & Rubber Co. (The)
  (a)...............................     65,949        954,941
Johnson Controls, Inc. .............     72,277      5,487,993
                                                  ------------
                                                     6,770,933
                                                  ------------
AUTOMOBILES -- 3.4%
Ford Motor Co. .....................    694,265      5,526,349
General Motors Corp. ...............    210,647      4,480,462
Harley-Davidson, Inc. ..............    101,466      5,264,056
                                                  ------------
                                                    15,270,867
                                                  ------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. ..................     64,216      2,814,587
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 1.2%
Apollo Group, Inc. (Class A) (a)....     52,436      2,753,414
Block (H&R), Inc. ..................    121,664      2,634,026
                                                  ------------
                                                     5,387,440
                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 15.0%
Carnival Corp. .....................    161,721      7,660,724
Darden Restaurants, Inc. ...........     48,839      2,003,864
Harrah's Entertainment, Inc. .......     68,593      5,347,510
Hilton Hotels Corp. ................    122,789      3,126,208
International Game Technology.......    125,563      4,422,329
Marriott International, Inc. (Class
  A)................................     60,588      4,156,337
McDonald's Corp. ...................    468,067     16,082,782
Starbucks Corp. (a).................    284,344     10,702,708
Starwood Hotels & Resorts Worldwide,
  Inc. .............................     80,288      5,437,906
Wendy's International, Inc. ........     42,822      2,657,533
Yum Brands, Inc. ...................    102,747      5,020,219
                                                  ------------
                                                    66,618,120
                                                  ------------
HOUSEHOLD DURABLES -- 7.4%
Black & Decker Corp. ...............     28,873      2,508,775
Centex Corp. .......................     45,775      2,837,592
D.R. Horton, Inc. ..................    101,031      3,356,250
Fortune Brands, Inc. ...............     54,472      4,392,077
Harman International Industries,
  Inc. .............................     24,440      2,716,017
KB HOME.............................     28,853      1,874,868
Leggett & Platt, Inc. ..............     67,694      1,649,703
Lennar Corp. (Class A)..............     50,944      3,075,999
Maytag Corp. .......................     30,164        643,398
Newell Rubbermaid, Inc. ............    101,981      2,568,901
Pulte Homes, Inc. ..................     79,500      3,054,390
Snap-on, Inc. ......................     21,724        828,119
Stanley Works (The).................     26,821      1,358,752
Whirlpool Corp. ....................     25,491      2,331,662
                                                  ------------
                                                    33,196,503
                                                  ------------
INTERNET & CATALOG RETAIL -- 0.9%
Amazon.com, Inc. (a)................    114,955      4,197,007
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.9%
Brunswick Corp. ....................     35,518      1,380,230
Eastman Kodak Co. ..................    106,719      3,035,088
Hasbro, Inc. .......................     66,246      1,397,791
Mattel, Inc. .......................    145,017      2,629,158
                                                  ------------
                                                     8,442,267
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
MEDIA -- 31.3%
CBS Corp. ..........................    287,827   $  6,902,091
Clear Channel Communications,
  Inc. .............................    192,955      5,597,625
Comcast Corp. (Class A) (a).........    796,503     20,836,518
Disney (Walt) Co. (The).............    717,295     20,005,358
Dow Jones & Co., Inc. ..............     21,967        863,303
Gannett Co., Inc. ..................     88,700      5,314,904
Interpublic Group of Companies, Inc.
  (a)...............................    159,922      1,528,854
Knight-Ridder, Inc. ................     24,966      1,578,101
McGraw-Hill Cos, Inc. (The).........    136,711      7,877,288
Meredith Corp. .....................     15,469        863,015
New York Times Co. (The) (Class
  A)................................     54,009      1,366,968
News Corp. (Class A)................    894,068     14,850,469
Omnicom Group, Inc. ................     66,680      5,551,110
Scripps (E.W.) Co. (The) (Class
  A)................................     31,632      1,414,267
Time Warner, Inc. ..................  1,678,028     28,174,090
Tribune Co. ........................     97,202      2,666,251
Univision Communications, Inc.
  (Class A) (a).....................     83,081      2,863,802
Viacom, Inc. (Class B) (a)..........    287,827     11,167,688
                                                  ------------
                                                   139,421,702
                                                  ------------
MULTI-LINE RETAIL -- 11.1%
Big Lots, Inc. (a)..................     42,306        590,592
Dillard's, Inc. (Class A)...........     23,138        602,513
Dollar General Corp. ...............    117,657      2,078,999
Family Dollar Stores, Inc. .........     57,740      1,535,884
Federated Department Stores,
  Inc. .............................    101,371      7,400,083
J.C. Penney Co., Inc. (Holding
  Co.)..............................     86,512      5,226,190
Kohl's Corp. (a)....................    128,357      6,804,204
Nordstrom, Inc. ....................     81,454      3,191,368
Sears Holdings Corp. (a)............     37,220      4,921,973
Target Corp. .......................    327,466     17,031,507
                                                  ------------
                                                    49,383,313
                                                  ------------
SPECIALTY RETAIL -- 22.0%
AutoNation, Inc. (a)................     67,281      1,449,905
AutoZone, Inc. (a)..................     20,497      2,043,346
Bed Bath & Beyond, Inc. (a).........    104,472      4,011,725
Best Buy Co., Inc. .................    151,467      8,471,549
Circuit City Stores, Inc. ..........     57,737      1,413,402
Gap, Inc. (The).....................    213,766      3,993,149
Home Depot, Inc. ...................    791,229     33,468,987
Limited Brands, Inc. ...............    129,354      3,163,999
Lowe's Companies, Inc. .............    291,261     18,768,859
Office Depot, Inc. (a)..............    110,396      4,111,147
OfficeMax, Inc. ....................     26,458        798,238
RadioShack Corp. ...................     50,185        965,058
Sherwin-Williams Co. (The)..........     41,302      2,041,971
Staples, Inc. ......................    271,376      6,925,515
Tiffany & Co. ......................     52,828      1,983,163
TJX Cos, Inc. (The).................    171,584      4,258,715
                                                  ------------
                                                    97,868,728
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.6%
Coach, Inc. (a).....................    142,746      4,936,157
Jones Apparel Group, Inc. ..........     43,019      1,521,582
Liz Claiborne, Inc. ................     39,269      1,609,243

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
NIKE, Inc. (Class B)................     70,461   $  5,996,231
V.F. Corp. .........................     32,693      1,860,232
                                                  ------------
                                                    15,923,445
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $476,815,018)...............               445,294,912
                                                  ------------
SHORT TERM INVESTMENT -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $938,877)........    938,877        938,877
                                                  ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $477,753,895)...............               446,233,789
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.............                  (644,443)
                                                  ------------
NET ASSETS -- 100.0%................              $445,589,346
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.7%
BEVERAGES -- 15.9%
Anheuser-Busch Cos, Inc. ..........    813,435   $   34,790,615
Brown-Forman Corp. (Class B).......    117,461        9,040,973
Coca-Cola Co. (The)................  1,173,527       49,135,576
Coca-Cola Enterprises, Inc. .......    429,318        8,732,328
Constellation Brands, Inc. (Class
  A) (a)...........................    290,765        7,283,663
Molson Coors Brewing Co. (Class
  B)...............................     95,005        6,519,243
Pepsi Bottling Group, Inc. (The)...    219,558        6,672,368
PepsiCo, Inc. .....................    809,215       46,764,535
                                                 --------------
                                                    168,939,301
                                                 --------------
FOOD & STAPLES RETAILING -- 27.6%
Albertson's, Inc. .................    480,943       12,345,807
Costco Wholesale Corp. ............    511,012       27,676,410
CVS Corp. .........................    890,266       26,592,245
Kroger Co. (a) ....................    841,300       17,128,868
Safeway, Inc. .....................    545,925       13,713,636
SUPERVALU, Inc. ...................    210,357        6,483,203
Sysco Corp. .......................    682,753       21,882,234
Wal-Mart Stores, Inc. .............  2,428,800      114,736,512
Walgreen Co. ......................  1,041,633       44,925,631
Whole Foods Market, Inc. ..........    135,042        8,972,190
                                                 --------------
                                                    294,456,736
                                                 --------------
FOOD PRODUCTS -- 14.4%
Archer-Daniels-Midland Co. ........    736,979       24,799,343
Campbell Soup Co. .................    263,184        8,527,162
ConAgra Foods, Inc. ...............    632,742       13,578,643
Dean Foods Co. (a).................    131,900        5,121,070
General Mills, Inc. ...............    397,571       20,148,898
H.J. Heinz Co. ....................    400,866       15,200,839
Hershey Co. (The)..................    219,251       11,451,480
Kellogg Co. .......................    301,471       13,276,783
McCormick & Co., Inc. .............    211,768        7,170,464
Sara Lee Corp. ....................    873,245       15,613,621
Tyson Foods, Inc. (Class A)........    395,701        5,436,932
Wm. Wrigley Jr., Co. ..............    209,755       13,424,320
                                                 --------------
                                                    153,749,555
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
HOUSEHOLD PRODUCTS -- 23.9%
Clorox Co. ........................    190,443   $   11,398,014
Colgate-Palmolive Co. .............    546,998       31,233,586
Kimberly-Clark Corp. ..............    489,583       28,297,897
Procter & Gamble Co. ..............  3,197,855      184,260,405
                                                 --------------
                                                    255,189,902
                                                 --------------
PERSONAL PRODUCTS -- 2.5%
Alberto-Culver Co. (Class B).......    128,757        5,694,922
Avon Products, Inc. ...............    523,213       16,308,549
Estee Lauder Cos, Inc. (The) (Class
  A)...............................    116,504        4,332,784
                                                 --------------
                                                     26,336,255
                                                 --------------
TOBACCO -- 15.4%
Altria Group, Inc. ................  2,029,034      143,777,349
Reynolds American, Inc. ...........    109,840       11,588,120
UST, Inc. .........................    222,343        9,249,469
                                                 --------------
                                                    164,614,938
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,083,879,216)............               1,063,286,687
                                                 --------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class
  Prime Fund (Cost $6,725,210).....  6,725,210        6,725,210
                                                 --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,090,604,426)............               1,070,011,897
OTHER ASSETS AND
  LIABILITIES -- (0.3)%............                  (3,256,865)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,066,755,032
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 102.7%
ENERGY EQUIPMENT & SERVICES -- 26.4%
Baker Hughes, Inc. ...............   1,938,094   $  132,565,630
BJ Services Co. ..................   2,343,025       81,068,665
Halliburton Co. ..................   2,847,747      207,942,486
Nabors Industries Ltd. (a)........   1,157,421       82,848,195
National-Oilwell Varco, Inc.
  (a).............................     635,474       40,746,593
Noble Corp. ......................   1,144,527       92,821,140
Rowan Cos., Inc. .................   1,578,011       69,369,363
Schlumberger Ltd. ................   1,655,010      209,474,616
Transocean, Inc. (a)..............   2,048,481      164,493,024
Weatherford International Ltd.
  (a).............................   1,268,647       58,040,600
                                                 --------------
                                                  1,139,370,312
                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 76.3%
Amerada Hess Corp. ...............     630,097       89,725,813
Anadarko Petroleum Corp. .........   1,267,423      128,022,397
Apache Corp. .....................   1,786,444      117,029,946
Burlington Resources, Inc. .......   2,095,023      192,553,564
Chesapeake Energy Corp. ..........   1,358,968       42,685,185
Chevron Corp. ....................   8,612,405      499,261,118
ConocoPhillips....................   5,276,198      333,191,904
Devon Energy Corp. ...............   2,426,065      148,402,396
El Paso Corp. ....................   2,397,781       28,893,261
EOG Resources, Inc. ..............   2,024,506      145,764,432
Exxon Mobil Corp. ................  11,583,518      704,972,905

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
Kerr-McGee Corp. .................     975,335   $   96,429,881
Kinder Morgan, Inc. ..............     382,766       35,210,644
Marathon Oil Corp. ...............   2,149,998      163,765,348
Murphy Oil Corp. .................     600,559       29,919,849
Occidental Petroleum Corp. .......   2,174,934      201,507,635
Sunoco, Inc. .....................   1,163,686       90,267,123
Valero Energy Corp. ..............   2,261,723      135,205,801
Williams Cos., Inc. (The).........   2,162,952       46,265,543
XTO Energy, Inc. .................   1,321,045       57,557,931
                                                 --------------
                                                  3,286,632,676
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $4,568,480,286)...........                4,426,002,988
                                                 --------------
SHORT TERM INVESTMENT -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $11,664,408)...  11,664,408       11,664,408
                                                 --------------
TOTAL INVESTMENTS -- 103.0%
  (Cost $4,580,144,694)...........                4,437,667,396
OTHER ASSETS AND
  LIABILITIES -- (3.0)%...........                 (130,358,421)
                                                 --------------
NET ASSETS -- 100.0%..............               $4,307,308,975
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 100.0%
CAPITAL MARKETS -- 16.6%
Ameriprise Financial, Inc. .......     147,038   $    6,625,532
Bank of New York Co., Inc.
  (The)...........................     456,319       16,445,737
Bear Stearns Cos., Inc. ..........      71,056        9,855,467
Charles Schwab Corp. (The)........     610,459       10,505,999
E*Trade Financial Corp. (a).......     244,627        6,600,037
Federated Investors, Inc. (Class
  B)..............................      50,994        1,991,316
Franklin Resources, Inc. .........      90,911        8,567,453
Goldman Sachs Group, Inc. ........     257,934       40,485,321
Janus Capital Group, Inc. ........     127,582        2,956,075
Lehman Brothers Holdings, Inc. ...     160,015       23,126,968
Mellon Financial Corp. ...........     245,112        8,725,987
Merrill Lynch & Co., Inc. ........     543,340       42,793,458
Morgan Stanley....................     635,265       39,907,347
Northern Trust Corp. .............     109,960        5,772,900
State Street Corp. (b)............     196,994       11,904,347
T. Rowe Price Group, Inc. ........      77,412        6,054,393
                                                 --------------
                                                    242,318,337
                                                 --------------
COMMERCIAL BANKS -- 27.9%
AmSouth Bancorp...................     204,407        5,529,209
Bank of America Corp. ............   2,748,123      125,149,521
BB&T Corp. .......................     316,816       12,419,187
Comerica, Inc. ...................      96,343        5,585,004
Compass Bancshares, Inc. .........      74,029        3,746,608
Fifth Third Bancorp...............     328,745       12,939,403
First Horizon National Corp. .....      75,791        3,156,695
Huntington Bancshares, Inc. ......     147,176        3,551,357
KeyCorp...........................     239,680        8,820,224
M & T Bank Corp. .................      47,284        5,396,996
Marshall & Ilsley Corp. ..........     124,179        5,411,721
National City Corp. ..............     323,835       11,301,841
North Fork Bancorporation,
  Inc. ...........................     281,449        8,114,175
PNC Financial Services Group......     172,903       11,638,101
Regions Financial Corp. ..........     270,001        9,495,935
SunTrust Banks, Inc. .............     219,317       15,957,505
Synovus Financial Corp. ..........     184,976        5,011,000
U.S. Bancorp......................   1,065,474       32,496,957
Wachovia Corp. ...................     959,952       53,805,310
Wells Fargo & Co. ................     991,486       63,326,211
Zions Bancorp.....................      62,039        5,132,486
                                                 --------------
                                                    407,985,446
                                                 --------------
CONSUMER FINANCE -- 4.5%
American Express Co. .............     732,314       38,483,101
Capital One Financial Corp. ......     178,120       14,342,222
SLM Corp. ........................     246,936       12,825,856
                                                 --------------
                                                     65,651,179
                                                 --------------
DIVERSIFIED FINANCIALS SERVICES -- 16.5%
CIT Group, Inc. ..................     118,193        6,325,689
Citigroup, Inc. ..................   2,953,138      139,476,708
JPMorgan Chase & Co. .............   2,062,243       85,871,798
Moody's Corp. ....................     143,941       10,286,024
                                                 --------------
                                                    241,960,219
                                                 --------------
INSURANCE -- 22.4%
ACE Ltd. .........................     190,651        9,915,759
AFLAC, Inc. ......................     294,766       13,302,790
Allstate Corp. ...................     381,638       19,887,156
Ambac Financial Group, Inc. ......      62,232        4,953,667
American International Group,
  Inc. ...........................   1,535,681      101,493,157

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
INSURANCE -- (CONTINUED)
Aon Corp. ........................     190,487   $    7,907,115
Chubb Corp. ......................     118,297       11,290,266
Cincinnati Financial Corp. .......     103,663        4,361,102
Genworth Financial, Inc. (Class
  A)..............................     222,940        7,452,884
Hartford Financial Services Group,
  Inc. (The)......................     179,007       14,419,014
Jefferson-Pilot Corp. ............      91,780        5,134,173
Lincoln National Corp. ...........     103,944        5,674,303
Loews Corp. ......................      80,608        8,157,530
Marsh & McLennan Cos, Inc. .......     323,666        9,502,834
MBIA, Inc. .......................      79,724        4,793,804
MetLife, Inc. ....................     448,427       21,690,414
Principal Financial Group.........     165,410        8,072,008
Progressive Corp. (The)...........     116,415       12,137,428
Prudential Financial, Inc. .......     292,881       22,203,309
SAFECO Corp. .....................      72,911        3,660,861
St. Paul Travelers Cos, Inc.
  (The)...........................     411,764       17,207,618
Torchmark Corp. ..................      61,289        3,499,602
UnumProvident Corp. ..............     176,461        3,613,921
XL Capital Ltd. (Class A).........     103,213        6,616,985
                                                 --------------
                                                    326,947,700
                                                 --------------
REAL ESTATE -- 4.5%
Apartment Investment & Management
  Co. (Class A)...................      57,032        2,674,801
Archstone-Smith Trust.............     125,505        6,120,879
Boston Properties, Inc. ..........      55,100        5,133,869
Equity Office Properties Trust....     240,299        8,069,240
Equity Residential Properties
  Trust...........................     171,309        8,015,548
Kimco Realty Corp. ...............     123,400        5,010,583
Plum Creek Timber Co., Inc. ......     105,929        3,911,958
ProLogis..........................     144,088        7,708,708
Public Storage, Inc. .............      48,899        3,972,066
Simon Property Group, Inc. .......     108,224        9,105,967
Vornado Realty Trust..............      70,534        6,771,264
                                                 --------------
                                                     66,494,883
                                                 --------------
THRIFTS & MORTGAGE FINANCE -- 7.6%
Countrywide Financial Corp. ......     354,667       13,016,279
Fannie Mae........................     572,726       29,438,117
Freddie Mac.......................     408,822       24,938,142
Golden West Financial Corp. ......     151,506       10,287,257
MGIC Investment Corp. ............      52,133        3,473,622
Sovereign Bancorp, Inc. ..........     211,276        4,629,057
Washington Mutual, Inc. ..........     587,868       25,054,934
                                                 --------------
                                                    110,837,408
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,533,214,377)...........                1,462,195,172
                                                 --------------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
AIM Short Term Investment Class
  Prime Fund (Cost $10,252,557)...  10,252,557       10,252,557
                                                 --------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $1,543,466,934)...........                1,472,447,729
OTHER ASSETS AND
  LIABILITIES -- (0.7)%...........                  (10,063,147)
                                                 --------------
NET ASSETS -- 100.0%..............               $1,462,384,582
                                                 ==============

(a) Non-income producing security

(b) Affiliated Issuer. See table below for more information.

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                             SHARES PURCHASED FOR THE    SHARES SOLD FOR      NUMBER OF
SECURITY                 NUMBER OF SHARES           SIX MONTHS            THE SIX MONTHS     SHARES HELD
DESCRIPTION              HELD AT 9/30/05          ENDED 3/31/06           ENDED 3/31/06      AT 3/31/06
-----------              ----------------    ------------------------    ---------------     -----------
State Street Corp.
(Cost $12,154,174)           233,284                   500,750               537,040           196,994

                                              REALIZED GAIN (LOSS)
                         INCOME EARNED       ON SHARES SOLD DURING
SECURITY               FOR THE SIX MONTHS        THE SIX MONTHS
DESCRIPTION              ENDED 3/31/06           ENDED 3/31/06
-----------            ------------------    ---------------------
State Street Corp.          $89,790                $1,913,350

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 100.1%
BIOTECHNOLOGY -- 11.1%
Amgen, Inc. (a)....................  1,192,542   $   86,757,430
Applera Corp. -- Applied Biosystems
  Group............................    198,828        5,396,192
Biogen Idec, Inc. (a)..............    358,697       16,894,629
Chiron Corp. (a)...................    115,173        5,276,075
Genzyme Corp. (a)..................    271,510       18,250,902
Gilead Sciences, Inc. (a)..........    471,294       29,323,913
MedImmune, Inc. (a)................    271,586        9,934,616
                                                 --------------
                                                    171,833,757
                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 15.9%
Bausch & Lomb, Inc. ...............     59,941        3,818,242
Baxter International, Inc. ........    671,150       26,047,331
Becton, Dickinson and Co. .........    258,936       15,945,279
Biomet, Inc. ......................    260,330        9,246,922
Boston Scientific Corp. (a)........    603,999       13,922,177
C.R. Bard, Inc. ...................    114,086        7,736,172
Fisher Scientific International,
  Inc. (a).........................    125,158        8,517,002
Guidant Corp. .....................    350,489       27,359,171
Hospira, Inc. (a)..................    164,165        6,477,951
Medtronic, Inc. ...................  1,236,517       62,753,238
Millipore Corp. (a)................     60,103        4,391,125
PerkinElmer, Inc. .................    130,801        3,069,899
St. Jude Medical, Inc. (a).........    381,543       15,643,263
Stryker Corp. .....................    300,605       13,328,826
Thermo Electron Corp. (a)..........    164,824        6,113,322
Waters Corp. (a)...................    106,683        4,603,371
Zimmer Holdings, Inc. (a)..........    255,338       17,260,849
                                                 --------------
                                                    246,234,140
                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 23.8%
Aetna, Inc. .......................    593,952       29,186,801
AmerisourceBergen Corp. ...........    220,946       10,665,063
Cardinal Health, Inc. .............    434,658       32,390,714
Caremark Rx, Inc. (a)..............    456,183       22,435,080
CIGNA Corp. .......................    127,795       16,692,583
Coventry Health Care, Inc. (a).....    164,528        8,881,221
Express Scripts, Inc. (a)..........    156,257       13,734,990
HCA, Inc. .........................    421,515       19,301,172
Health Management Associates, Inc.
  (Class A)........................    257,078        5,545,173
Humana, Inc. (a)...................    177,350        9,337,478

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
IMS Health, Inc. ..................    212,552   $    5,477,465
Laboratory Corp. of America
  Holdings (a).....................    127,819        7,474,855
Manor Care, Inc. ..................     88,346        3,918,145
McKesson Corp. ....................    321,480       16,758,752
Medco Health Solutions, Inc. (a)...    320,786       18,355,375
Patterson Cos., Inc. (a)...........    141,464        4,979,533
Quest Diagnostics, Inc. ...........    174,302        8,941,693
Tenet Healthcare Corp. (a).........    500,471        3,693,476
UnitedHealth Group, Inc. ..........  1,395,593       77,957,825
WellPoint, Inc. (a)................    690,892       53,495,768
                                                 --------------
                                                    369,223,162
                                                 --------------
PHARMACEUTICALS -- 49.3%
Abbott Laboratories................  1,329,940       56,482,552
Allergan, Inc. ....................    158,875       17,237,937
Barr Pharmaceuticals, Inc. (a).....    109,218        6,878,550
Bristol-Myers Squibb Co. ..........  2,007,676       49,408,906
Eli Lilly and Co. .................  1,153,683       63,798,670
Forest Laboratories, Inc. (a)......    336,472       15,016,745
Johnson & Johnson..................  3,034,448      179,700,011
King Pharmaceuticals, Inc. (a).....    266,261        4,593,002
Merck & Co., Inc. .................  2,229,996       78,562,759
Mylan Laboratories, Inc. ..........    224,457        5,252,294
Pfizer, Inc. ......................  7,502,522      186,962,848
Schering-Plough Corp. .............  1,524,926       28,958,345
Watson Pharmaceuticals, Inc. (a)...    109,394        3,143,984
Wyeth..............................  1,377,099       66,816,843
                                                 --------------
                                                    762,813,446
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,594,568,676)............               1,550,104,505
                                                 --------------
SHORT TERM INVESTMENT -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $3,783,286).....  3,783,286        3,783,286
                                                 --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,598,351,962)............               1,553,887,791
OTHER ASSETS AND
  LIABILITIES -- (0.3)%............                  (4,564,395)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,549,323,396
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 21.8%
Boeing Co. ........................    677,555   $   52,801,861
General Dynamics Corp. ............    353,288       22,603,366
Goodrich Corp. ....................    152,576        6,653,839
Honeywell International, Inc. .....    710,836       30,402,456
L-3 Communications Holdings,
  Inc. ............................     98,052        8,411,881
Lockheed Martin Corp. .............    307,213       23,080,913
Northrop Grumman Corp. ............    307,207       20,979,166
Raytheon Co. ......................    394,008       18,061,327
Rockwell Collins, Inc. ............    179,737       10,128,180
United Technologies Corp. .........    853,169       49,458,207
                                                 --------------
                                                    242,581,196
                                                 --------------
AIR FREIGHT & LOGISTICS -- 9.5%
FedEx Corp. .......................    263,782       29,791,539
Ryder System, Inc. ................     89,069        3,988,510
United Parcel Service, Inc. (Class
  B)...............................    901,464       71,558,212
                                                 --------------
                                                    105,338,261
                                                 --------------
AIRLINES -- 1.0%
Southwest Airlines Co. ............    627,485       11,288,455
                                                 --------------
BUILDING PRODUCTS -- 1.8%
American Standard Cos, Inc. .......    179,798        7,706,142
Masco Corp. .......................    375,965       12,215,103
                                                 --------------
                                                     19,921,245
                                                 --------------
COMMERCIAL SERVICES & SUPPLIES -- 7.8%
Allied Waste Industries, Inc.
  (a)..............................    279,590        3,422,182
Avery Dennison Corp. ..............    110,149        6,441,514
Cendant Corp. .....................    876,087       15,200,109
Cintas Corp. ......................    133,702        5,698,379
Equifax, Inc. .....................    142,370        5,301,859
Monster Worldwide, Inc. (a)........    166,040        8,278,754
Pitney Bowes, Inc. ................    210,599        9,041,015
R.R. Donnelley & Sons Co. .........    253,734        8,302,177
Robert Half International, Inc. ...    194,338        7,503,390
Waste Management, Inc. ............    485,512       17,138,574
                                                 --------------
                                                     86,327,953
                                                 --------------
CONSTRUCTION & ENGINEERING -- 0.8%
Fluor Corp. .......................    101,794        8,733,925
                                                 --------------
ELECTRICAL EQUIPMENT -- 5.0%
American Power Conversion Corp. ...    194,863        4,503,284
Cooper Industries Ltd. (Class A)...     99,145        8,615,701
Emerson Electric Co. ..............    352,650       29,492,119
Rockwell Automation, Inc. .........    186,607       13,418,909
                                                 --------------
                                                     56,030,013
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
INDUSTRIAL CONGLOMERATES -- 29.0%
3M Co. ............................    628,117   $   47,542,176
General Electric Co. ..............  6,248,204      217,312,535
Textron, Inc. .....................    132,946       12,415,827
Tyco International Ltd. ...........  1,687,363       45,356,317
                                                 --------------
                                                    322,626,855
                                                 --------------
MACHINERY -- 15.1%
Caterpillar, Inc. .................    580,293       41,670,840
Cummins, Inc. .....................     69,489        7,303,294
Danaher Corp. .....................    214,805       13,650,858
Deere & Co. .......................    214,757       16,976,541
Dover Corp. .......................    197,746        9,602,546
Eaton Corp. .......................    147,237       10,743,884
Illinois Tool Works, Inc. .........    176,437       16,992,647
Ingersoll-Rand Co. (Class A).......    308,877       12,907,970
ITT Industries, Inc. ..............    180,748       10,161,653
Navistar International Corp. (a)...     78,078        2,153,391
PACCAR, Inc. ......................    158,732       11,187,431
Pall Corp. ........................    147,172        4,590,295
Parker-Hannifin Corp. .............    121,771        9,815,960
                                                 --------------
                                                    167,757,310
                                                 --------------
ROAD & RAIL -- 7.6%
Burlington Northern Santa Fe
  Corp. ...........................    339,259       28,270,453
CSX Corp. .........................    213,943       12,793,791
Norfolk Southern Corp. ............    391,178       21,150,994
Union Pacific Corp. ...............    233,462       21,793,678
                                                 --------------
                                                     84,008,916
                                                 --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. ...............     80,348        6,054,222
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,068,969,269)............               1,110,668,351
                                                 --------------
SHORT TERM INVESTMENT -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $2,820,100).....  2,820,100        2,820,100
                                                 --------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $1,071,789,369)............               1,113,488,451
OTHER ASSETS AND
  LIABILITIES -- (0.2)%............                  (1,669,717)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,111,818,734
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.6%
CHEMICALS -- 50.2%
Air Products & Chemicals, Inc. .....    615,662   $ 41,366,330
Ashland, Inc. ......................    202,635     14,403,296
Dow Chemical Co. ...................  2,642,977    107,304,866
Du Pont (E.I.) de Nemours and
  Co. ..............................  2,514,073    106,119,021
Eastman Chemical Co. ...............    232,026     11,875,091
Ecolab, Inc. .......................    511,301     19,531,698
Engelhard Corp. ....................    351,443     13,920,657
Hercules, Inc. (a)..................    347,918      4,801,268
International Flavors & Fragrances,
  Inc. .............................    229,492      7,876,166
Monsanto Co. .......................    735,967     62,373,203
PPG Industries, Inc. ...............    460,405     29,166,657
Praxair, Inc. ......................    793,865     43,781,655
Rohm & Haas Co. ....................    402,686     19,679,265
Sigma-Aldrich Corp. ................    189,918     12,494,705
                                                  ------------
                                                   494,693,878
                                                  ------------
CONSTRUCTION MATERIALS -- 2.5%
Vulcan Materials Co. ...............    281,512     24,393,015
                                                  ------------
CONTAINERS & PACKAGING -- 6.1%
Ball Corp. .........................    296,450     12,993,403
Bemis Co., Inc. ....................    303,925      9,597,951
Pactiv Corp. (a)....................    412,129     10,113,646
Sealed Air Corp. ...................    230,411     13,333,885
Temple-Inland, Inc. ................    313,547     13,968,519
                                                  ------------
                                                    60,007,404
                                                  ------------
METALS & MINING -- 29.5%
Alcoa, Inc. ........................  2,382,054     72,795,570
Allegheny Technologies, Inc. .......    248,225     15,186,406

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
METALS & MINING -- (CONTINUED)
Freeport-McMoran Copper & Gold, Inc.
  (Class B).........................    511,148   $ 30,551,316
Newmont Mining Corp. (Holding
  Co.)..............................  1,221,128     63,364,332
Nucor Corp. ........................    431,555     45,222,648
Phelps Dodge Corp. .................    562,040     45,261,081
United States Steel Corp. ..........    308,606     18,726,212
                                                  ------------
                                                   291,107,565
                                                  ------------
PAPER & FOREST PRODUCTS -- 11.3%
International Paper Co. ............  1,239,539     42,850,863
Louisiana-Pacific Corp. ............    306,118      8,326,410
MeadWestvaco Corp. .................    511,777     13,976,630
Weyerhaeuser Co. ...................    636,279     46,085,688
                                                  ------------
                                                   111,239,591
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $1,007,505,348).............               981,441,453
                                                  ------------
SHORT TERM INVESTMENT -- 0.7%
MONEY MARKET FUND -- 0.7%
AIM Short Term Investment Class
  Prime Fund (Cost $6,465,457)......  6,465,457      6,465,457
                                                  ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,013,970,805).............               987,906,910
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.............                (2,913,153)
                                                  ------------
NET ASSETS -- 100.0%................              $984,993,757
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 16.2%
ADC Telecommunications, Inc. (a)...     98,972   $    2,532,694
Andrew Corp. (a)...................    148,174        1,819,577
Avaya, Inc. (a)....................    406,439        4,592,761
CIENA Corp. (a)....................    477,187        2,486,144
Cisco Systems, Inc. (a)............  4,523,309       98,020,106
Comverse Technology, Inc. (a)......    168,714        3,969,840
Corning, Inc. (a)..................  1,222,971       32,910,150
JDS Uniphase Corp. (a).............  1,325,676        5,528,069
Lucent Technologies, Inc. (a)......  3,480,297       10,614,906
Motorola, Inc. ....................  1,862,462       42,669,004
QUALCOMM, Inc. ....................  1,229,112       62,205,358
Tellabs, Inc. (a)..................    359,678        5,718,880
                                                 --------------
                                                    273,067,489
                                                 --------------
COMPUTERS & PERIPHERALS -- 18.9%
Apple Computer, Inc. (a)...........    659,165       41,342,829
Dell, Inc. (a).....................  1,737,421       51,705,649
EMC Corp. (a)......................  1,782,327       24,293,117
Gateway, Inc. (a)..................    254,101          556,481
Hewlett-Packard Co. ...............  2,090,233       68,768,666
International Business Machines
  Corp. ...........................  1,152,600       95,054,922
Lexmark International, Inc. (Class
  A) (a)...........................     82,368        3,737,860
NCR Corp. (a)......................    149,383        6,242,715
Network Appliance, Inc. (a)........    294,918       10,625,895
QLogic Corp. (a)...................    127,839        2,473,685
Sun Microsystems, Inc. (a).........  2,613,722       13,408,394
                                                 --------------
                                                    318,210,213
                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 11.5%
AT&T Corp. ........................  2,172,940       58,756,298
BellSouth Corp. ...................  1,329,385       46,063,190
CenturyTel, Inc. ..................    102,433        4,007,179
Citizens Communications Co. .......    264,057        3,504,036
Qwest Communications International,
  Inc. (a).........................  1,174,971        7,989,803
Verizon Communications, Inc. ......  2,152,433       73,311,868
                                                 --------------
                                                    193,632,374
                                                 --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
Agilent Technologies, Inc. (a).....    325,369       12,217,606
Jabil Circuit, Inc. (a)............    138,151        5,921,152
Molex, Inc. .......................    104,815        3,479,858
Sanmina-SCI Corp. (a)..............    441,141        1,808,678
Solectron Corp. (a)................    737,672        2,950,688
Symbol Technologies, Inc. .........    213,320        2,256,926
Tektronix, Inc. ...................     70,109        2,503,592
                                                 --------------
                                                     31,138,500
                                                 --------------
INTERNET SOFTWARE & SERVICES -- 7.5%
eBay, Inc. (a).....................    848,274       33,133,583
Google, Inc. (Class A) (a).........    148,600       57,936,481
VeriSign, Inc. (a).................    179,901        4,315,825
Yahoo!, Inc. (a)...................    953,162       30,749,006
                                                 --------------
                                                    126,134,895
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
IT SERVICES -- 5.4%
Affiliated Computer Services, Inc.
  (Class A) (a)....................     86,427   $    5,156,235
Automatic Data Processing, Inc. ...    426,264       19,471,740
Computer Sciences Corp. (a)........    143,343        7,962,704
Convergys Corp. (a)................    102,887        1,873,572
Electronic Data Systems Corp. .....    390,175       10,468,395
First Data Corp. ..................    564,193       26,415,516
Fiserv, Inc. (a)...................    135,710        5,774,460
Paychex, Inc. .....................    245,706       10,236,112
Sabre Holdings Corp. ..............     96,985        2,282,057
Unisys Corp. (a)...................    271,490        1,870,566
                                                 --------------
                                                     91,511,357
                                                 --------------
OFFICE ELECTRONICS -- 0.7%
Xerox Corp. (a)....................    715,968       10,882,714
                                                 --------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT -- 15.6%
Advanced Micro Devices, Inc. (a)...    396,833       13,158,982
Altera Corp. (a)...................    279,460        5,768,054
Analog Devices, Inc. ..............    277,209       10,614,333
Applied Materials, Inc. ...........  1,180,691       20,673,899
Applied Micro Circuits Corp. (a)...    268,144        1,091,346
Broadcom Corp. (Class A) (a).......    343,854       14,840,717
Freescale Semiconductor, Inc.
  (Class A) (a)....................    301,823        8,381,625
Intel Corp. .......................  4,326,485       83,717,485
KLA-Tencor Corp. ..................    152,469        7,373,401
Linear Technology Corp. ...........    232,061        8,140,700
LSI Logic Corp. (a)................    324,307        3,748,989
Maxim Integrated Products, Inc. ...    241,628        8,976,480
Micron Technology, Inc. (a)........    474,904        6,990,587
National Semiconductor Corp. ......    271,958        7,571,311
Novellus Systems, Inc. (a).........    104,341        2,504,184
NVIDIA Corp. (a)...................    143,855        8,237,137
PMC-Sierra, Inc. (a)...............    174,945        2,150,074
Teradyne, Inc. (a).................    161,365        2,502,771
Texas Instruments, Inc. ...........  1,188,704       38,597,219
Xilinx, Inc. ......................    262,916        6,693,841
                                                 --------------
                                                    261,733,135
                                                 --------------
SOFTWARE -- 17.7%
Adobe Systems, Inc. (a)............    460,753       16,089,495
Autodesk, Inc. (a).................    198,281        7,637,784
BMC Software, Inc. (a).............    166,714        3,611,025
Citrix Systems, Inc. (a)...........    147,158        5,577,288
CA, Inc. ..........................    347,182        9,446,822
Compuware Corp. (a)................    327,302        2,562,775
Electronic Arts, Inc. (a)..........    231,745       12,681,086
Intuit, Inc. (a)...................    133,619        7,107,195
Microsoft Corp. ...................  6,535,558      177,832,533
Novell, Inc. (a)...................    347,195        2,666,458
Oracle Corp. (a)...................  2,784,213       38,115,876
Parametric Technology Corp. (a)....    115,415        1,884,727
Symantec Corp. (a).................    767,263       12,913,036
                                                 --------------
                                                    298,126,100
                                                 --------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
WIRELESS TELECOMMUNICATION SERVICES -- 4.5%
ALLTEL Corp. ......................    290,098   $   18,783,846
Sprint Nextel Corp. ...............  2,227,972       57,570,796
                                                 --------------
                                                     76,354,642
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,917,290,549)............               1,680,791,419
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund.......................  2,394,444        2,394,444
Federated Prime Obligations Fund...      2,814            2,814
                                                 --------------
TOTAL SHORT TERM INVESTMENTS  --
  (Cost $2,397,258)................                   2,397,258
                                                 --------------
TOTAL INVESTMENTS -- 100.0% (Cost
  $1,919,687,807)..................               1,683,188,677
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)..........                    (798,481)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,682,390,196
                                                 ==============

(a) Non-income producing security

(b) Amount shown represents less than 0.05%.

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 100.0%
ELECTRIC UTILITIES -- 46.9%
Allegheny Energy, Inc. (a)........     917,618   $   31,061,369
American Electric Power Co.,
  Inc. ...........................   2,215,003       75,354,402
Cinergy Corp. ....................   1,123,368       51,012,141
Edison International..............   1,836,166       75,613,316
Entergy Corp. ....................   1,169,139       80,600,443
Exelon Corp. .....................   3,753,771      198,574,486
FirstEnergy Corp. ................   1,858,579       90,884,513
FPL Group, Inc. ..................   2,268,940       91,075,252
Pinnacle West Capital Corp. ......     559,105       21,861,005
PPL Corp. ........................   2,140,610       62,933,934
Progress Energy, Inc. ............   1,416,960       62,317,901
Southern Co. (The)................   4,172,863      136,744,720
                                                 --------------
                                                    978,033,482
                                                 --------------
GAS UTILITIES -- 0.8%
Nicor, Inc. ......................     249,040        9,852,022
Peoples Energy Corp. .............     214,684        7,651,338
                                                 --------------
                                                     17,503,360
                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 19.0%
AES Corp. (a).....................   3,689,970       62,950,888
Constellation Energy Group,
  Inc. ...........................   1,003,876       54,922,056
Duke Energy Corp. ................   5,225,532      152,324,258
Dynegy, Inc. (Class A) (a)........   1,702,094        8,170,051
TXU Corp. ........................   2,606,809      116,680,771
                                                 --------------
                                                    395,048,024
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
MULTI-UTILITIES -- 33.3%
Ameren Corp. .....................   1,150,223   $   57,304,110
CenterPoint Energy, Inc. .........   1,751,458       20,894,894
CMS Energy Corp. (a)..............   1,243,641       16,105,151
Consolidated Edison, Inc. ........   1,379,267       59,998,114
Dominion Resources, Inc. .........   1,956,460      135,054,434
DTE Energy Co. ...................   1,001,736       40,159,596
KeySpan Corp. ....................     982,254       40,144,721
NiSource, Inc. ...................   1,536,494       31,067,909
PG&E Corp. .......................   1,942,363       75,557,921
Public Service Enterprise Group,
  Inc. ...........................   1,410,313       90,316,444
Sempra Energy.....................   1,453,573       67,533,002
TECO Energy, Inc. ................   1,175,691       18,952,139
Xcel Energy, Inc. ................   2,269,295       41,187,704
                                                 --------------
                                                    694,276,139
                                                 --------------
TOTAL COMMON STOCKS  --
  (Cost $2,178,749,684)...........                2,084,861,005
                                                 --------------
SHORT TERM INVESTMENT -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class
  Prime Fund (Cost $12,260,331)...  12,260,331       12,260,331
                                                 --------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $2,191,010,015)...........                2,097,121,336
OTHER ASSETS AND LIABILITIES
   -- (0.6)%......................                  (12,279,414)
                                                 --------------
NET ASSETS -- 100.0%..............               $2,084,841,922
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)

                                                        THE CONSUMER     THE CONSUMER
                                                        DISCRETIONARY      STAPLES         THE ENERGY     THE FINANCIAL
                                                        SELECT SECTOR   SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
                                                          SPDR FUND       SPDR FUND        SPDR FUND        SPDR FUND
                                                        -------------   --------------   --------------   --------------
ASSETS
  Investments in unaffiliated issuers, at value (Note
    2)................................................  $446,233,789    $1,070,011,897   $4,437,667,396   $1,460,543,382
  Investments in affiliated issuers, at value (Note
    2)................................................            --               --                --       11,904,347
                                                        ------------    --------------   --------------   --------------
  Total investments...................................   446,233,789    1,070,011,897     4,437,667,396    1,472,447,729
  Receivable for investments sold.....................            --        4,893,676        11,916,907       26,786,895
  Receivable for income related to Select Sector SPDRS
    in-kind transactions..............................            --               --                --               --
  Dividends receivable (Note 2).......................       407,588        3,068,942         1,983,622        1,729,253
                                                        ------------    --------------   --------------   --------------
         TOTAL ASSETS.................................   446,641,377    1,077,974,515     4,451,567,925    1,500,963,877
                                                        ------------    --------------   --------------   --------------

LIABILITIES
  Payable for investments purchased...................       787,760        5,121,070       128,650,852       10,144,452
  Payable for income related to Select Sector SPDRS
    in-kind transactions..............................            --              222         4,309,645       17,434,864
  Dividend payable (Note 2)...........................        84,482        5,778,572        10,268,015       10,393,235
  Accrued advisory fees (Note 3)......................        18,916           44,760           171,437           86,497
  Accrued trustees fees (Note 3)......................         1,060            1,926             7,727            3,903
  Accrued distribution fees (Note 3)..................       100,861          146,628           405,746          245,903
  Accrued Administration, Custodian and Transfer Agent
    Fees (Note 3).....................................        15,294           36,190           138,611           69,935
  Accrued expenses and other liabilities..............        43,658           90,115           306,917          200,506
                                                        ------------    --------------   --------------   --------------
         TOTAL LIABILITIES............................     1,052,031       11,219,483       144,258,950       38,579,295
                                                        ------------    --------------   --------------   --------------
         NET ASSETS...................................  $445,589,346    $1,066,755,032   $4,307,308,975   $1,462,384,582
                                                        ============    ==============   ==============   ==============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4)............................   511,531,526    1,200,423,284     4,539,445,525    1,587,990,962
  Undistributed (distributions in excess of) net
    investment income.................................        49,270       (1,875,162)        1,731,859        1,863,502
  Accumulated net realized gain (loss) on
    investments.......................................   (34,471,344)    (111,200,561)      (91,391,111)     (56,450,677)
  Net unrealized appreciation (depreciation) on
    investments.......................................   (31,520,106)     (20,592,529)     (142,477,298)     (71,019,205)
                                                        ------------    --------------   --------------   --------------
      NET ASSETS......................................  $445,589,346    $1,066,755,032   $4,307,308,975   $1,462,384,582
                                                        ============    ==============   ==============   ==============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share........  $      33.63    $       23.60    $        54.38   $        32.52
                                                        ============    ==============   ==============   ==============
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)..................................    13,251,117       45,203,523        79,206,608       44,962,209
                                                        ============    ==============   ==============   ==============
COST OF INVESTMENTS:
  Unaffiliated issuers................................  $477,753,895    $1,090,604,426   $4,580,144,694   $1,531,312,760
  Affiliated issuers..................................            --               --                --       12,154,174
                                                        ------------    --------------   --------------   --------------
  Total cost of investments...........................  $477,753,895    $1,090,604,426   $4,580,144,694   $1,543,466,934
                                                        ============    ==============   ==============   ==============

See accompanying notes to financial statements.

    THE HEALTH CARE    THE INDUSTRIAL   THE MATERIALS    THE TECHNOLOGY   THE UTILITIES
     SELECT SECTOR     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
       SPDR FUND         SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
    ---------------    --------------   --------------   --------------   --------------
    $1,553,887,791     $1,113,488,451   $  987,906,910   $1,683,188,677   $2,097,121,336
                --                 --               --              --                --
    --------------     --------------   --------------   --------------   --------------
     1,553,887,791      1,113,488,451      987,906,910   1,683,188,677     2,097,121,336
                --                 --               --      57,453,117                --
               421              3,276               --          10,311                --
         1,024,232          1,845,767        1,773,832         490,301         5,364,027
    --------------     --------------   --------------   --------------   --------------
     1,554,912,444      1,115,337,494      989,680,742   1,741,142,406     2,102,485,363
    --------------     --------------   --------------   --------------   --------------

                --                 --               --      57,936,481                --
                --                 --           99,111              --           103,565
         5,140,889          3,231,784        4,272,244              --        16,841,517
            68,769             40,354           38,474          68,777           100,546
             3,815              1,923            1,822           3,425             4,564
           197,419            113,088          146,927         508,550           280,876
            55,601             32,628           31,107          55,608            81,294
           122,555             98,983           97,300         179,369           231,079
    --------------     --------------   --------------   --------------   --------------
         5,589,048          3,518,760        4,686,985      58,752,210        17,643,441
    --------------     --------------   --------------   --------------   --------------
    $1,549,323,396     $1,111,818,734   $  984,993,757   $1,682,390,196   $2,084,841,922
    ==============     ==============   ==============   ==============   ==============
     1,640,152,794      1,118,744,703    1,031,770,330   2,708,137,238     2,230,497,632
        (1,259,237)           849,991        2,166,399       3,370,748         4,485,576
       (45,105,990)       (49,475,042)     (22,879,077)   (792,618,660)      (56,252,607)
       (44,464,171)        41,699,082      (26,063,895)   (236,499,130)      (93,888,679)
    --------------     --------------   --------------   --------------   --------------
    $1,549,323,396     $1,111,818,734   $  984,993,757   $1,682,390,196   $2,084,841,922
    ==============     ==============   ==============   ==============   ==============
    $        31.98     $        33.79   $        32.39   $       22.14    $        30.83
    ==============     ==============   ==============   ==============   ==============
        48,453,136         32,905,782       30,410,455      76,003,546        67,631,073
    ==============     ==============   ==============   ==============   ==============
    $1,598,351,962     $1,071,789,369   $1,013,970,805   $1,919,687,807   $2,191,010,015
                --                 --               --              --                --
    --------------     --------------   --------------   --------------   --------------
    $1,598,351,962     $1,071,789,369   $1,013,970,805   $1,919,687,807   $2,191,010,015
    ==============     ==============   ==============   ==============   ==============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2006 (UNAUDITED)

                                                      THE CONSUMER    THE CONSUMER
                                                      DISCRETIONARY      STAPLES       THE ENERGY     THE FINANCIAL
                                                      SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                        SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                      -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income -- unaffiliated issuers (Note
    2)..............................................   $ 3,318,207    $ 10,243,844    $  23,789,225   $ 24,275,215
  Dividend income -- affiliated issuers (Note 2)....            --              --               --         89,790
                                                       -----------    ------------    -------------   ------------
    TOTAL INVESTMENT INCOME.........................     3,318,207      10,243,844       23,789,225     24,365,005
                                                       -----------    ------------    -------------   ------------
EXPENSES
  Distribution fees (Note 3)........................       166,360         304,239        1,226,584        614,432
  License fees (Note 3).............................       142,594         260,776        1,051,358        526,656
  Advisory fees (Note 3)............................       118,320         216,275          872,037        436,896
  Administrator, custodian and transfer agent fees
    (Note 3)........................................       110,736         205,796          882,864        425,688
  Printing and postage expenses.....................        17,564          31,803          127,776         64,674
  Professional fees.................................         5,942          10,753           43,181         21,872
  Trustee fees (Note 3).............................         3,891           7,275           40,178         14,361
  SEC registration expenses.........................         6,207          11,254           45,278         22,872
  Insurance expenses................................         2,297           4,283           10,363          7,404
  Miscellaneous expenses............................         1,525           2,771           11,163          5,627
                                                       -----------    ------------    -------------   ------------
    TOTAL EXPENSES BEFORE WAIVERS...................       575,436       1,055,225        4,310,782      2,140,482
                                                       -----------    ------------    -------------   ------------
  Expenses waived by Administrator, Custodian and
    Transfer Agent (Note 3).........................        (8,679)        (16,093)         (65,664)       (33,273)
                                                       -----------    ------------    -------------   ------------
  NET EXPENSES......................................       566,757       1,039,132        4,245,118      2,107,209
                                                       -----------    ------------    -------------   ------------
  NET INVESTMENT INCOME (LOSS)......................     2,751,450       9,204,712       19,544,107     22,257,796
                                                       -----------    ------------    -------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investment transactions -- unaffiliated
      issuers.......................................     8,274,459      29,154,119      368,143,806     92,618,937
    Investment transactions -- affiliated issuers...            --              --               --      1,913,350
  Net change in unrealized appreciation
    (depreciation) on:
    Investment transactions -- unaffiliated
      issuers.......................................     8,842,861     (15,848,446)    (333,286,248)    38,753,068
    Investment transactions -- affiliated issuers...            --              --               --        443,753
                                                       -----------    ------------    -------------   ------------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS...................................    17,117,320      13,305,673       34,857,558    133,729,108
                                                       -----------    ------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................   $19,868,770    $ 22,510,385    $  54,401,665   $155,986,904
                                                       ===========    ============    =============   ============

See accompanying notes to financial statements.

     THE HEALTH CARE   THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
      SELECT SECTOR    SELECT SECTOR    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
        SPDR FUND        SPDR FUND        SPDR FUND       SPDR FUND        SPDR FUND
     ---------------   --------------   -------------   --------------   -------------
      $ 13,750,111      $  8,559,947    $ 12,052,169     $  8,877,624    $  37,519,823
                --                --              --               --               --
      ------------      ------------    ------------     ------------    -------------
        13,750,111         8,559,947      12,052,169        8,877,624       37,519,823
      ------------      ------------    ------------     ------------    -------------
           603,050           301,640         284,768          536,092          716,128
           516,900           258,548         244,087          459,507          613,824
           428,803           214,480         202,505          381,089          508,859
           427,336           236,076         195,181          355,845          493,677
            63,220            31,765          30,078           56,683           75,521
            21,369            10,749          10,182           19,183           25,551
            18,949             5,415           4,228           10,556           14,076
            22,387            11,216          10,609           20,007           26,677
             6,186             4,584           4,517            7,066           10,339
             5,515             2,755           2,603            4,912            6,555
      ------------      ------------    ------------     ------------    -------------
         2,113,715         1,077,228         988,758        1,850,940        2,491,207
      ------------      ------------    ------------     ------------    -------------
           (31,031)          (16,140)        (15,322)         (29,197)         (38,482)
      ------------      ------------    ------------     ------------    -------------
         2,082,684         1,061,088         973,436        1,821,743        2,452,725
      ------------      ------------    ------------     ------------    -------------
        11,667,427         7,498,859      11,078,733        7,055,881       35,067,098
      ------------      ------------    ------------     ------------    -------------
       101,488,307        33,808,913      68,278,483      (82,885,767)     120,407,217
                --                --              --               --               --
       (57,552,196)       71,031,836      55,955,701      169,848,951     (307,612,818)
                --                --              --               --               --
      ------------      ------------    ------------     ------------    -------------
        43,936,111       104,840,749     124,234,184       86,963,184     (187,205,601)
      ------------      ------------    ------------     ------------    -------------
      $ 55,603,538      $112,339,608    $135,312,917     $ 94,019,065    $(152,138,503)
      ============      ============    ============     ============    =============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                          THE CONSUMER DISCRETIONARY        THE CONSUMER STAPLES
                                                            SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
                                                          ---------------------------   -----------------------------
                                                          (UNAUDITED)                    (UNAUDITED)
                                                           SIX MONTHS        YEAR         SIX MONTHS         YEAR
                                                             ENDED          ENDED           ENDED           ENDED
                                                           3/31/2006      9/30/2005       3/31/2006       9/30/2005
                                                          ------------   ------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..........................  $  2,751,450   $  3,120,936   $    9,204,712   $ 13,632,436
  Net realized gain (loss) on investment transactions...     8,274,459     25,083,023       29,154,119     23,283,174
  Net change in unrealized appreciation
    (depreciation)......................................     8,842,861    (26,372,102)     (15,848,446)    20,642,582
                                                          ------------   ------------   --------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................    19,868,770      1,831,857       22,510,385     57,558,192
                                                          ------------   ------------   --------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED.............................      (467,808)       330,428          763,113        610,871
                                                          ------------   ------------   --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................    (2,198,704)    (3,425,226)      (9,902,624)   (14,273,310)
                                                          ------------   ------------   --------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4).................................   150,829,539     24,389,062      195,523,151    196,728,348
                                                          ------------   ------------   --------------   ------------
  Net increase (decrease) in net assets during period...   168,031,797     23,126,121      208,894,025    240,624,101
  Net assets at beginning of period.....................   277,557,549    254,431,428      857,861,007    617,236,906
                                                          ------------   ------------   --------------   ------------
NET ASSETS END OF PERIOD (1)............................  $445,589,346   $277,557,549   $1,066,755,032   $857,861,007
                                                          ============   ============   ==============   ============
(1) Including undistributed (distribution in excess of)
      net investment income.............................  $     49,270   $   (503,476)  $   (1,875,162)  $ (1,177,250)
                                                          ============   ============   ==============   ============

See accompanying notes to financial statements.

              THE ENERGY                       THE FINANCIAL                    THE HEALTH CARE
        SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
    -------------------------------   -------------------------------   -------------------------------
     (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
      SIX MONTHS          YEAR          SIX MONTHS          YEAR          SIX MONTHS          YEAR
        ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
      3/31/2006        9/30/2005        3/31/2006        9/30/2005        3/31/2006        9/30/2005
    --------------   --------------   --------------   --------------   --------------   --------------
    $   19,544,107   $   30,379,294   $   22,257,796   $   29,979,375   $   11,667,427   $   15,812,951
       368,143,806      958,918,444       94,532,287       80,328,082      101,488,307       64,697,018
      (333,286,248)       1,805,506       39,196,821      (50,321,216)     (57,552,196)      41,718,988
    --------------   --------------   --------------   --------------   --------------   --------------
        54,401,665      991,103,244      155,986,904       59,986,241       55,603,538      122,228,957
    --------------   --------------   --------------   --------------   --------------   --------------
        (1,216,506)      (2,560,918)      (1,571,396)      (3,023,156)        (760,760)         790,079
    --------------   --------------   --------------   --------------   --------------   --------------
       (18,441,422)     (28,051,204)     (20,974,337)     (26,521,674)     (10,930,732)     (17,026,925)
    --------------   --------------   --------------   --------------   --------------   --------------
       841,245,480    1,007,595,496     (240,507,086)     543,773,323     (111,727,843)     701,978,785
    --------------   --------------   --------------   --------------   --------------   --------------
       875,989,217    1,968,086,618     (107,065,915)     574,214,734      (67,815,797)     807,970,896
     3,431,319,758    1,463,233,140    1,569,450,497      995,235,763    1,617,139,193      809,168,297
    --------------   --------------   --------------   --------------   --------------   --------------
    $4,307,308,975   $3,431,319,758   $1,462,384,582   $1,569,450,497   $1,549,323,396   $1,617,139,193
    ==============   ==============   ==============   ==============   ==============   ==============
    $    1,731,859   $      629,174   $    1,863,502   $      580,043   $   (1,259,237)  $   (1,995,932)
    ==============   ==============   ==============   ==============   ==============   ==============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 THE INDUSTRIAL                  THE MATERIALS
                                                             SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
                                                          -----------------------------   ---------------------------
                                                           (UNAUDITED)                    (UNAUDITED)
                                                            SIX MONTHS         YEAR        SIX MONTHS        YEAR
                                                              ENDED           ENDED          ENDED          ENDED
                                                            3/31/2006       9/30/2005      3/31/2006      9/30/2005
                                                          --------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..........................  $    7,498,859   $ 11,417,228   $ 11,078,733   $ 15,314,085
  Net realized gain (loss) on investment transactions...      33,808,913     81,636,087     68,278,483     71,262,875
  Net change in unrealized appreciation
    (depreciation)......................................      71,031,836    (49,412,568)    55,955,701    (96,836,368)
                                                          --------------   ------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................     112,339,608     43,640,747    135,312,917    (10,259,408)
                                                          --------------   ------------   ------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED.............................        (469,990)      (300,110)      (454,695)      (607,629)
                                                          --------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................      (8,053,037)   (10,702,142)   (10,242,846)   (14,453,044)
                                                          --------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4).................................     290,708,841    104,597,348    103,293,230    122,720,143
                                                          --------------   ------------   ------------   ------------
  Net increase (decrease) in net assets during period...     394,525,422    137,235,843    227,908,606     97,400,062
  Net assets at beginning of period.....................     717,293,312    580,057,469    757,085,151    659,685,089
                                                          --------------   ------------   ------------   ------------
NET ASSETS END OF PERIOD (1)............................  $1,111,818,734   $717,293,312   $984,993,757   $757,085,151
                                                          ==============   ============   ============   ============
(1) Including undistributed (distribution in excess of)
      net investment income.............................  $      849,991   $  1,404,169   $  2,166,399   $  1,330,512
                                                          ==============   ============   ============   ============

See accompanying notes to financial statements.

            THE TECHNOLOGY                     THE UTILITIES
        SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
    -------------------------------   -------------------------------
     (UNAUDITED)                       (UNAUDITED)
      SIX MONTHS          YEAR          SIX MONTHS          YEAR
        ENDED            ENDED            ENDED            ENDED
      3/31/2006        9/30/2005        3/31/2006        9/30/2005
    --------------   --------------   --------------   --------------
    $    7,055,881   $   26,987,207   $   35,067,098   $   58,202,000
       (82,885,767)     (37,716,323)     120,407,217      346,145,725
       169,848,951      130,768,525     (307,612,818)     147,941,700
    --------------   --------------   --------------   --------------
        94,019,065      120,039,409     (152,138,503)     552,289,425
    --------------   --------------   --------------   --------------
           178,193           74,790       (1,610,211)      (1,343,515)
    --------------   --------------   --------------   --------------
       (10,863,620)     (24,329,900)     (33,211,148)     (56,356,861)
    --------------   --------------   --------------   --------------
       292,108,060      274,972,439      214,309,196      292,787,437
    --------------   --------------   --------------   --------------
       375,441,698      370,756,738       27,349,334      787,376,486
     1,306,948,498      936,191,760    2,057,492,588    1,270,116,102
    --------------   --------------   --------------   --------------
    $1,682,390,196   $1,306,948,498   $2,084,841,922   $2,057,492,588
    ==============   ==============   ==============   ==============
    $    3,370,748   $    7,178,487   $    4,485,576   $    2,629,626
    ==============   ==============   ==============   ==============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                               THE CONSUMER DISCRETIONARY
                                                                 SELECT SECTOR SPDR FUND
                                    SIX MONTHS
                                       ENDED           YEAR          YEAR          YEAR          YEAR          YEAR
                                     03/31/06         ENDED         ENDED         ENDED         ENDED         ENDED
                                    (UNAUDITED)      09/30/05      09/30/04      09/30/03      09/30/02      09/30/01
                                    -----------      --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $  32.46        $  31.22      $  27.61      $  22.73      $  23.08      $  24.89
                                     --------        --------      --------      --------      --------      --------
Net investment income (loss)......       0.19(1)         0.27(1)       0.24          0.18          0.14          0.23
Net realized and unrealized gain
  (loss) (2)......................       1.20            1.19          3.59          4.84         (0.36)        (1.80)
                                     --------        --------      --------      --------      --------      --------
Total from investment
  operations......................       1.39            1.46          3.83          5.02         (0.22)        (1.57)
                                     --------        --------      --------      --------      --------      --------
Undistributed net investment
  income included in price of
  units issued and redeemed.......      (0.04)           0.04         (0.01)         0.02          0.03            --
                                     --------        --------      --------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............      (0.18)          (0.26)        (0.21)        (0.16)        (0.16)        (0.24)
Net realized gain.................         --              --            --            --            --            --
                                     --------        --------      --------      --------      --------      --------
Total distributions to
  shareholders....................      (0.18)          (0.26)        (0.21)        (0.16)        (0.16)        (0.24)
                                     --------        --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD....   $  33.63        $  32.46      $  31.22      $  27.61      $  22.73      $  23.08
                                     ========        ========      ========      ========      ========      ========
TOTAL RETURN (3)..................       4.15%           4.82%        13.83%        22.27%        (0.93)%       (6.46)%
                                     ========        ========      ========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................   $445,589        $277,558      $254,431      $229,187      $113,635      $106,175
Ratio of expenses to average net
  assets..........................       0.24%(7)        0.26%         0.28%         0.28%         0.27%         0.27%
Ratio of expenses to average net
  assets before waivers...........       0.24%(7)        0.26%         0.30%         0.31%         0.31%         0.32%
Ratio of net investment income
  (loss) to average net assets....       1.16%(7)        0.82%         0.69%         0.66%         0.57%         0.89%
Portfolio turnover rate (4).......       8.47%          18.03%         2.61%        28.68%        42.34%         4.71%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                  THE CONSUMER STAPLES
                                                                 SELECT SECTOR SPDR FUND
                                    SIX MONTHS
                                       ENDED           YEAR          YEAR          YEAR          YEAR          YEAR
                                     03/31/06         ENDED         ENDED         ENDED         ENDED         ENDED
                                    (UNAUDITED)      09/30/05      09/30/04      09/30/03      09/30/02      09/30/01
                                    -----------      --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................  $    23.28       $  21.66      $  20.30      $  19.83      $  25.10      $  25.02
                                    ----------       --------      --------      --------      --------      --------
Net investment income (loss)......        0.25(1)        0.42(1)       0.34          0.34          0.43          0.27
Net realized and unrealized gain
  (loss) (2)......................        0.30           1.60          1.35          0.50         (5.29)         0.09
                                    ----------       --------      --------      --------      --------      --------
Total from investment
  operations......................        0.55           2.02          1.69          0.84         (4.86)         0.36
                                    ----------       --------      --------      --------      --------      --------
Undistributed net investment
  income included in price of
  units issued and redeemed.......        0.02           0.02          0.02            --         (0.04)         0.03
                                    ----------       --------      --------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............       (0.25)         (0.42)        (0.35)        (0.37)        (0.37)        (0.31)
Net realized gain.................          --             --            --            --            --            --
                                    ----------       --------      --------      --------      --------      --------
Total distributions to
  shareholders....................       (0.25)         (0.42)        (0.35)        (0.37)        (0.37)        (0.31)
                                    ----------       --------      --------      --------      --------      --------
NET ASSETS VALUE, END OF PERIOD...  $    23.60       $  23.28      $  21.66      $  20.30      $  19.83      $  25.10
                                    ==========       ========      ========      ========      ========      ========
TOTAL RETURN (3)..................        2.44%          9.44%         8.38%         4.31%       (19.68)%        1.53%
                                    ==========       ========      ========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................  $1,066,755       $857,861      $617,237      $276,106      $205,270      $368,956
Ratio of expenses to average net
  assets..........................        0.24%(7)       0.26%         0.27%         0.27%         0.28%         0.28%
Ratio of expenses to average net
  assets before waivers...........        0.24%(7)       0.26%         0.30%         0.30%         0.32%         0.33%
Ratio of net investment income
  (loss) to average net assets....        2.12%(7)       1.84%         1.62%         1.87%         1.48%         1.21%
Portfolio turnover rate (4).......        6.71%         24.17%         2.84%        37.16%        59.68%         6.42%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                      THE ENERGY
                                                                SELECT SECTOR SPDR FUND
                                 SIX MONTHS
                                    ENDED            YEAR            YEAR           YEAR          YEAR          YEAR
                                  03/31/06          ENDED           ENDED          ENDED         ENDED         ENDED
                                 (UNAUDITED)       09/30/05        09/30/04       09/30/03      09/30/02      09/30/01
                                 -----------      ----------      ----------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................  $    53.65       $    35.00      $    23.99      $  21.14      $  25.90      $  32.81
                                 ----------       ----------      ----------      --------      --------      --------
Net investment income (loss)...        0.29(1)          0.58(1)         0.51(1)       0.50          0.43          0.45
Net realized and unrealized
  gain (loss) (3)..............        0.76            18.67           10.98          2.83         (4.73)        (6.90)
                                 ----------       ----------      ----------      --------      --------      --------
Total from investment
  operations...................        1.05            19.25           11.49          3.33         (4.30)        (6.45)
                                 ----------       ----------      ----------      --------      --------      --------
Undistributed net investment
  income included in price of
  units issued and redeemed....       (0.02)           (0.04)           0.03         (0.01)         0.01          0.02
                                 ----------       ----------      ----------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income..........       (0.30)           (0.56)          (0.51)        (0.47)        (0.47)        (0.48)
Net realized gain..............          --               --              --            --            --            --
                                 ----------       ----------      ----------      --------      --------      --------
Total distributions to
  shareholders.................       (0.30)           (0.56)          (0.51)        (0.47)        (0.47)        (0.48)
                                 ----------       ----------      ----------      --------      --------      --------
NET ASSETS VALUE, END OF
  PERIOD.......................  $    54.38       $    53.65      $    35.00      $  23.99      $  21.14      $  25.90
                                 ==========       ==========      ==========      ========      ========      ========
TOTAL RETURN (3)...............        1.88%           55.29%          48.27%        15.87%       (16.72)%      (19.81)%
                                 ==========       ==========      ==========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's).......................  $4,307,309       $3,431,320      $1,463,233      $395,863      $239,941      $244,739
Ratio of expenses to average
  net assets...................        0.24%(7)         0.25%           0.27%         0.28%         0.27%         0.28%
Ratio of expenses to average
  net assets before waivers....        0.25%(7)         0.26%           0.30%         0.31%         0.31%         0.33%
Ratio of net investment income
  (loss) to average net
  assets.......................        1.12%(7)         1.36%           1.70%         2.06%         1.82%         1.56%
Portfolio turnover rate (4)....        2.65%           10.32%           9.70%         6.72%        38.55%        17.36%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                      THE FINANCIAL
                                                                 SELECT SECTOR SPDR FUND
                                   SIX MONTHS
                                      ENDED            YEAR           YEAR          YEAR          YEAR          YEAR
                                    03/31/06          ENDED          ENDED         ENDED         ENDED         ENDED
                                   (UNAUDITED)       09/30/05       09/30/04      09/30/03      09/30/02      09/30/01
                                   -----------      ----------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................  $    29.50       $    28.51      $  25.41      $  20.66      $  24.70      $  28.96
                                   ----------       ----------      --------      --------      --------      --------
Net investment income (loss).....        0.40(1)          0.67(1)       0.58          0.49(1)       0.49          0.41
Net realized and unrealized gain
  (loss) (2).....................        3.04             1.07          3.10          4.75         (4.03)        (4.27)
                                   ----------       ----------      --------      --------      --------      --------
Total from investment
  operations.....................        3.44             1.74          3.68          5.24         (3.54)        (3.86)
                                   ----------       ----------      --------      --------      --------      --------
Undistributed net investment
  income included in price of
  units issued and redeemed......       (0.03)           (0.06)         0.02            --         (0.07)        (0.01)
                                   ----------       ----------      --------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income............       (0.39)           (0.69)        (0.60)        (0.49)        (0.43)        (0.39)
Net realized gain................          --               --            --            --            --            --
                                   ----------       ----------      --------      --------      --------      --------
Total distributions to
  shareholders...................       (0.39)           (0.69)        (0.60)        (0.49)        (0.43)        (0.39)
                                   ----------       ----------      --------      --------      --------      --------
NET ASSETS VALUE, END OF
  PERIOD.........................  $    32.52       $    29.50      $  28.51      $  25.41      $  20.66      $  24.70
                                   ==========       ==========      ========      ========      ========      ========
TOTAL RETURN (3).................       11.57%            5.88%        14.62%        25.45%       (14.87)%      (13.50)%
                                   ==========       ==========      ========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's).........................  $1,462,385       $1,569,450      $995,236      $785,161      $400,857      $612,568
Ratio of expenses to average net
  assets.........................        0.24%(7)         0.26%         0.26%         0.28%         0.27%         0.27%
Ratio of expenses to average net
  assets before waivers..........        0.24%(7)         0.26%         0.30%         0.32%         0.31%         0.32%
Ratio of net investment income
  (loss) to average net assets...        2.54%(7)         2.30%         2.14%         2.09%         1.70%         1.43%
Portfolio turnover rate (4)......        5.47%            9.34%         8.67%         5.90%        10.58%         8.77%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                     THE HEALTH CARE
                                                                 SELECT SECTOR SPDR FUND
                                   SIX MONTHS
                                      ENDED            YEAR           YEAR          YEAR          YEAR          YEAR
                                    03/31/06          ENDED          ENDED         ENDED         ENDED         ENDED
                                   (UNAUDITED)       09/30/05       09/30/04      09/30/03      09/30/02      09/30/01
                                   -----------      ----------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................  $    31.37       $    28.80      $  27.86      $  25.36      $  23.55      $  29.06
                                   ----------       ----------      --------      --------      --------      --------
Net investment income (loss).....        0.21(1)          0.37(1)       0.36          0.32          0.14          0.07
Net realized and unrealized gain
  (loss) (2).....................        0.63             2.57          0.90          2.49          1.82         (5.49)
                                   ----------       ----------      --------      --------      --------      --------
Total from investment
  operations.....................        0.84             2.94          1.26          2.81          1.96         (5.42)
                                   ----------       ----------      --------      --------      --------      --------
Undistributed net investment
  income included in price of
  units issued and redeemed......       (0.02)            0.02          0.03          0.03            --            --
                                   ----------       ----------      --------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income............       (0.21)           (0.39)        (0.35)        (0.34)        (0.15)        (0.08)
Net realized gain................          --               --            --            --            --         (0.01)
                                   ----------       ----------      --------      --------      --------      --------
Total distributions to
  shareholders...................       (0.21)           (0.39)        (0.35)        (0.34)        (0.15)        (0.09)
                                   ----------       ----------      --------      --------      --------      --------
NET ASSETS VALUE, END OF
  PERIOD.........................  $    31.98       $    31.37      $  28.80      $  27.86      $  25.36      $  23.55
                                   ==========       ==========      ========      ========      ========      ========
TOTAL RETURN (3).................        2.62%           10.32%         4.57%        11.22%         8.27%       (18.71)%
                                   ==========       ==========      ========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's).........................  $1,549,323       $1,617,139      $809,168      $316,268      $110,337      $114,228
Ratio of expenses to average net
  assets.........................        0.24%(7)         0.25%         0.27%         0.28%         0.28%         0.28%
Ratio of expenses to average net
  assets before waivers..........        0.25%(7)         0.26%         0.30%         0.31%         0.32%         0.33%
Ratio of net investment income
  (loss) to average net assets...        1.35%(7)         1.20%         1.20%         1.21%         0.49%         0.26%
Portfolio turnover rate (4)......        2.33%            3.48%         7.15%         6.00%       102.64%        27.99%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                      THE INDUSTRIAL
                                                                  SELECT SECTOR SPDR FUND
                                     SIX MONTHS
                                        ENDED           YEAR          YEAR          YEAR          YEAR          YEAR
                                      03/31/06         ENDED         ENDED         ENDED         ENDED         ENDED
                                     (UNAUDITED)      09/30/05      09/30/04      09/30/03      09/30/02      09/30/01
                                     -----------      --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................  $    30.14       $  28.36      $  23.26      $  19.50      $ 23.60       $ 30.30
                                     ----------       --------      --------      --------      -------       -------
Net investment income (loss).......        0.27(1)        0.46(1)       0.38(1)       0.35(1)      0.39          0.30
Net realized and unrealized gain
  (loss) (2).......................        3.71           1.79          5.12          3.70        (4.11)        (6.66)
                                     ----------       --------      --------      --------      -------       -------
Total from investment operations...        3.98           2.25          5.50          4.05        (3.72)        (6.36)
                                     ----------       --------      --------      --------      -------       -------
Undistributed net investment income
  included in price of units issued
  and redeemed.....................       (0.01)         (0.01)        (0.02)         0.04        (0.06)         0.02
                                     ----------       --------      --------      --------      -------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............       (0.32)         (0.46)        (0.38)        (0.33)       (0.32)        (0.36)
Net realized gain..................          --             --            --            --           --            --
                                     ----------       --------      --------      --------      -------       -------
Total distributions to
  shareholders.....................       (0.32)         (0.46)        (0.38)        (0.33)       (0.32)        (0.36)
                                     ----------       --------      --------      --------      -------       -------
NET ASSETS VALUE, END OF PERIOD....  $    33.79       $  30.14      $  28.36      $  23.26      $ 19.50       $ 23.60
                                     ==========       ========      ========      ========      =======       =======
TOTAL RETURN (3)...................       13.21%          7.87%        23.64%        21.07%      (16.24)%      (21.10)%
                                     ==========       ========      ========      ========      =======       =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................  $1,111,819       $717,293      $580,057      $580,292      $86,781       $67,265
Ratio of expenses to average net
  assets...........................        0.25%(7)       0.25%         0.28%         0.27%        0.28%         0.28%
Ratio of expenses to average net
  assets before waivers............        0.25%(7)       0.26%         0.30%         0.30%        0.31%         0.33%
Ratio of net investment income
  (loss) to average net assets.....        1.74%(7)       1.54%         1.44%         1.59%        1.26%         1.25%
Portfolio turnover rate (4)........        0.84%          6.20%         2.98%        14.85%       57.63%         7.14%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                       THE MATERIALS
                                                                  SELECT SECTOR SPDR FUND
                                     SIX MONTHS
                                        ENDED           YEAR          YEAR          YEAR          YEAR          YEAR
                                      03/31/06         ENDED         ENDED         ENDED         ENDED         ENDED
                                     (UNAUDITED)      09/30/05      09/30/04      09/30/03      09/30/02      09/30/01
                                     -----------      --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................   $  27.47        $  27.54      $  21.86      $  17.74      $  19.33      $ 18.03
                                      --------        --------      --------      --------      --------      -------
Net investment income (loss).......       0.41(1)         0.58(1)       0.50(1)       0.44          0.43         0.36
Net realized and unrealized gain
  (loss) (2).......................       4.91           (0.06)         5.70          4.10         (1.60)        1.86
                                      --------        --------      --------      --------      --------      -------
Total from investment operations...       5.32            0.52          6.20          4.54         (1.17)        2.22
                                      --------        --------      --------      --------      --------      -------
Undistributed net investment income
  included in price of units issued
  and redeemed.....................      (0.01)          (0.02)        (0.03)         0.05          0.02         0.02
                                      --------        --------      --------      --------      --------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............      (0.39)          (0.57)        (0.49)        (0.47)        (0.44)       (0.43)
Net realized gain..................         --              --            --            --            --        (0.51)
                                      --------        --------      --------      --------      --------      -------
Total distributions to
  shareholders.....................      (0.39)          (0.57)        (0.49)        (0.47)        (0.44)       (0.94)
                                      --------        --------      --------      --------      --------      -------
NET ASSETS VALUE, END OF PERIOD....   $  32.39        $  27.47      $  27.54      $  21.86      $  17.74      $ 19.33
                                      ========        ========      ========      ========      ========      =======
TOTAL RETURN (3)...................      19.34%           1.78%        28.35%        26.04%        (6.27)%      12.08%
                                      ========        ========      ========      ========      ========      =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................   $984,994        $757,085      $659,685      $447,072      $159,645      $99,541
Ratio of expenses to average net
  assets...........................       0.24%(7)        0.26%         0.27%         0.27%         0.28%        0.27%
Ratio of expenses to average net
  assets before waivers............       0.24%(7)        0.26%         0.30%         0.30%         0.31%        0.32%
Ratio of net investment income
  (loss) to average net assets.....       2.72%(7)        2.01%         1.96%         2.39%         1.96%        2.12%
Portfolio turnover rate (4)........       6.05%          16.06%         3.47%         3.94%        27.79%        5.59%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                        THE TECHNOLOGY
                                                                    SELECT SECTOR SPDR FUND
                                     SIX MONTHS
                                        ENDED            YEAR           YEAR           YEAR           YEAR          YEAR
                                      03/31/06          ENDED          ENDED          ENDED          ENDED         ENDED
                                     (UNAUDITED)       09/30/05       09/30/04       09/30/03       09/30/02      09/30/01
                                     -----------      ----------      --------      ----------      --------      --------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................  $    20.89       $    19.10      $ 18.25       $    11.84      $ 19.18       $  46.44
                                     ----------       ----------      --------      ----------      --------      --------
Net investment income (loss).......        0.10             0.47(5)      0.13             0.10         0.02          (0.01)
Net realized and unrealized gain
  (loss) (2).......................        1.30             1.74         0.85             6.36        (7.34)        (27.18)
                                     ----------       ----------      --------      ----------      --------      --------
Total from investment operations...        1.40             2.21         0.98             6.46        (7.32)        (27.19)
                                     ----------       ----------      --------      ----------      --------      --------
Undistributed net investment income
  included in price of units issued
  and redeemed.....................        0.00(6)          0.00(6)      0.01            (0.01)       (0.02)         (0.07)
                                     ----------       ----------      --------      ----------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............       (0.15)           (0.42)       (0.14)           (0.04)          --             --
Net realized gain..................          --               --           --               --           --             --
                                     ----------       ----------      --------      ----------      --------      --------
Total distributions to
  shareholders.....................       (0.15)           (0.42)       (0.14)           (0.04)          --             --
                                     ----------       ----------      --------      ----------      --------      --------
NET ASSETS VALUE, END OF PERIOD....  $    22.14       $    20.89      $ 19.10       $    18.25      $ 11.84       $  19.18
                                     ==========       ==========      ========      ==========      ========      ========
TOTAL RETURN (3)...................        6.67%           11.65%        5.37%           54.66%      (38.28)%       (58.71)%
                                     ==========       ==========      ========      ==========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................  $1,682,390       $1,306,948      $936,192      $1,062,298      $632,588      $897,427
Ratio of expenses to average net
  assets...........................        0.24%(7)         0.26%        0.26%            0.28%        0.27%          0.28%
Ratio of expenses to average net
  assets before waivers............        0.24%(7)         0.26%        0.30%            0.32%        0.30%          0.33%
Ratio of net investment income
  (loss) to average net assets.....        0.92%(7)         2.33%        0.68%            0.65%        0.12%         (0.05)%
Portfolio turnover rate (4)........        9.23%            8.33%        2.87%            9.86%       17.92%         10.85%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                         THE UTILITIES
                                                                    SELECT SECTOR SPDR FUND
                                    SIX MONTHS
                                       ENDED            YEAR            YEAR            YEAR           YEAR          YEAR
                                     03/31/06          ENDED           ENDED           ENDED          ENDED         ENDED
                                    (UNAUDITED)       09/30/05        09/30/04        09/30/03       09/30/02      09/30/01
                                    -----------      ----------      ----------      ----------      --------      --------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................  $    33.58       $    25.10      $    21.79      $    18.57      $ 29.35       $  32.24
                                    ----------       ----------      ----------      ----------      --------      --------
Net investment income (loss)......        0.54(1)          0.98(1)         0.85(1)         0.81         0.89           0.70
Net realized and unrealized gain
  (loss) (2)......................       (2.74)            8.50            3.33            3.16       (10.82)         (2.48)
                                    ----------       ----------      ----------      ----------      --------      --------
Total from investment
  operations......................       (2.20)            9.48            4.18            3.97        (9.93)         (1.78)
                                    ----------       ----------      ----------      ----------      --------      --------
Undistributed net investment
  income included in price of
  units issued and redeemed.......       (0.02)           (0.02)          (0.05)           0.06         0.06           0.04
                                    ----------       ----------      ----------      ----------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............       (0.53)           (0.98)          (0.82)          (0.81)       (0.91)         (0.90)
Net realized gain.................          --               --              --              --           --          (0.25)
                                    ----------       ----------      ----------      ----------      --------      --------
Total distributions to
  shareholders....................       (0.53)           (0.98)          (0.82)          (0.81)       (0.91)         (1.15)
                                    ----------       ----------      ----------      ----------      --------      --------
NET ASSETS VALUE, END OF PERIOD...  $    30.83       $    33.58      $    25.10      $    21.79      $ 18.57       $  29.35
                                    ==========       ==========      ==========      ==========      ========      ========
TOTAL RETURN (3)..................       (6.66)%          38.18%          19.13%          22.16%      (34.15)%        (5.53)%
                                    ==========       ==========      ==========      ==========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................  $2,084,842       $2,057,493      $1,270,116      $1,181,940      $139,244      $110,068
Ratio of expenses to average net
  assets..........................        0.24%(7)         0.26%           0.27%           0.27%        0.27%          0.29%
Ratio of expenses to average net
  assets before waivers...........        0.24%(7)         0.26%           0.30%           0.31%        0.30%          0.34%
Ratio of net investment income
  (loss) to average net assets....        3.43%(7)         3.33%           3.64%           4.02%        3.60%          2.87%
Portfolio turnover rate (4).......        1.23%            4.40%           9.67%           5.70%       56.89%         11.79%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.

(4) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

(5) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding (Microsoft Corp.). The effect of this dividend amounted to $0.31 per share.

(6) Less than $0.005 per share.

(7) Annualized.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (UNAUDITED)

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares.

FEDERAL INCOME TAX

Each Fund has qualified and intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales and post-October losses. At March 31, 2006, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                                             2008         2009           2010           2011           2012          2013
--------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR
  Fund                                        $  234,327   $   718,060   $    732,626   $ 13,927,450   $  2,502,233   $  997,052
Consumer Staples Select Sector SPDR Fund          32,935     5,361,967      1,125,600     54,107,397     23,758,907      799,804
Energy Select Sector SPDR Fund                   748,469       615,827      6,697,642     65,879,072      6,684,065      821,860
Financial Select Sector SPDR Fund                310,711     3,419,828      3,115,309     19,148,460      8,078,713    4,176,362
Health Care Select Sector SPDR Fund                   --     1,393,723      2,876,921     17,808,907      1,306,855    6,333,060
Industrial Select Sector SPDR Fund                    --     5,365,360        617,211     29,450,669      6,331,812    1,389,592
Materials Select Sector SPDR Fund                     --     1,158,053      3,739,320      6,349,204      2,359,563    1,867,693
Technology Select Sector SPDR Fund             1,441,975    13,684,462    110,778,244    305,114,554    123,285,364    9,613,457
Utilities Select Sector SPDR Fund                     --     2,084,663        419,927     20,355,853     15,559,181      400,327

During the fiscal period ended March 31, 2006, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
FUND                                                          RECLASS AMOUNT
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $ 15,850,173
Consumer Staples Select Sector SPDR Fund                         30,123,386
Energy Select Sector SPDR Fund                                  377,650,169
Financial Select Sector SPDR Fund                               102,150,202
Health Care Select Sector SPDR Fund                             108,854,756
Industrial Select Sector SPDR Fund                               34,898,649
Materials Select Sector SPDR Fund                                69,642,831
Technology Select Sector SPDR Fund                               66,607,029
Utilities Select Sector SPDR Fund                               133,557,838

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

FEDERAL INCOME TAX -- (CONTINUED)

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2004 through September 30, 2005 and have been deferred for tax purposes until fiscal year 2006:

FUND                                                          DEFERRED LOSSES
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 7,404,654
Consumer Staples Select Sector SPDR Fund                         23,679,427
Energy Select Sector SPDR Fund                                       50,406
Financial Select Sector SPDR Fund                                 9,290,055
Health Care Select Sector SPDR Fund                               6,529,537
Industrial Select Sector SPDR Fund                                4,968,985
Materials Select Sector SPDR Fund                                 3,614,983
Technology Select Sector SPDR Fund                               52,406,580
Utilities Select Sector SPDR Fund                                 2,962,529

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At September 30, 2005 the Trust had no open repurchase agreements.

INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

3.  RELATED PARTY FEES AND TRANSACTIONS

ADVISOR FEES

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Advisor"). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds. Effective January 27, 2006, each Fund pays the Advisor a fee accrued daily and paid monthly at the annualized rate of 0.05% for the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. From time to time, the Adviser may waive all or a portion of its fee.

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $24,000 plus a per meeting fee of $3,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $1,000 for each special telephone meeting, if applicable. The Chairman of the Board receives an additional fee of $12,000 per year. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $2,000 per committee meeting attended except for the Chairman of the Committee who receives $3,000 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank and Trust Company ("State Street") for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; and (iv) 0.015% of average net assets on the remainder of net assets. Pursuant to a contractual fee waiver effective November 21, 2005, State Street has agreed to reduce the Unitary Fee to 0.065% for the first $4.5 billion of net assets of the Trust, 0.045% for the next $4.5 billion of net assets of the Trust, 0.025% for the next $3.5 billion of net assets of the Trust and 0.01% thereafter of average daily net assets, at least until January 31, 2007. There is no assurance that the waiver will remain in effect for more than one year.

Prior to November 21, 2005, the unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added);
(ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added); and (iii) 0.03% of average daily net assets on the remainder of net assets.

State Street has not entered into an agreement with the Trust to recapture waived fees in subsequent periods. The waiver amounts for the Unitary Fees for the period from November 21, 2005 to March 31, 2006 were as follows:

FUND                                                           WAIVER AMOUNT
----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                    $ 8,679
Consumer Staples Select Sector SPDR Fund                           16,093
Energy Select Sector SPDR Fund                                     65,664
Financial Select Sector SPDR Fund                                  33,273
Health Care Select Sector SPDR Fund                                31,031
Industrial Select Sector SPDR Fund                                 16,140
Materials Select Sector SPDR Fund                                  15,322
Technology Select Sector SPDR Fund                                 29,197
Utilities Select Sector SPDR Fund                                  38,482

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. The Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets at least until February, 2007.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

AFFILIATED TRANSACTIONS

Certain investments made by The Financial Select Sector SPDR Fund represent securities affiliated with State Street Bank and the Advisor. Investments in State Street Corp., the holding company of State Street Bank, were made according to its representative portion of the Select Sector Index. The market value of these investments at March 31, 2006 is listed in the Schedule of Investments.

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2006
                                           (UNAUDITED)
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         25,900,000    $    845,011,223
Dividend reinvestment SPDRs
  issued                                  341              11,197
SPDRs redeemed                    (21,200,000)       (694,660,689)
Net income equalization                    --             467,808
                                 ------------    ----------------
Net increase                        4,700,341    $    150,829,539
                                 ============    ================

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         25,800,000    $    866,278,389
Dividend reinvestment SPDRs
  issued                                  485              16,097
SPDRs redeemed                    (25,400,000)       (841,574,996)
Net income equalization                    --            (330,428)
                                 ------------    ----------------
Net increase                          400,485    $     24,389,062
                                 ============    ================

CONSUMER STAPLES SELECT SECTOR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2006
                                           (UNAUDITED)
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         26,750,000    $    627,474,792
Dividend reinvestment SPDRs
  issued                                1,069              24,826
SPDRs redeemed                    (18,400,000)       (431,213,354)
Net income equalization                    --            (763,113)
                                 ------------    ----------------
Net increase                        8,351,069    $    195,523,151
                                 ============    ================

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         35,300,000    $    814,612,088
Dividend reinvestment SPDRs
  issued                                1,445              32,960
SPDRs redeemed                    (26,950,000)       (617,305,829)
Net income equalization                    --            (610,871)
                                 ------------    ----------------
Net increase                        8,351,445    $    196,728,348
                                 ============    ================

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

ENERGY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2006
                                           (UNAUDITED)
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                        338,950,000    $ 17,690,244,052
Dividend reinvestment SPDRs
  issued                                1,678              88,429
SPDRs redeemed                   (323,700,000)    (16,850,303,507)
Net income equalization                    --           1,216,506
                                 ------------    ----------------
Net increase                       15,251,678    $    841,245,480
                                 ============    ================

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                        356,050,000    $ 15,610,537,935
Dividend reinvestment SPDRs
  issued                                3,026             122,420
SPDRs redeemed                   (333,900,000)    (14,605,625,777)
Net income equalization                    --           2,560,918
                                 ------------    ----------------
Net increase                       22,153,026    $  1,007,595,496
                                 ============    ================

FINANCIAL SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2006
                                           (UNAUDITED)
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                        139,950,000    $  4,461,341,469
Dividend reinvestment SPDRs
  issued                                2,114              66,215
SPDRs redeemed                   (148,200,000)     (4,703,486,166)
Net income equalization                    --           1,571,396
                                 ------------    ----------------
Net decrease                       (8,247,886)   $   (240,507,086)
                                 ============    ================

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                        238,150,000    $  6,979,644,387
Dividend reinvestment SPDRs
  issued                                2,787              81,467
SPDRs redeemed                   (219,850,000)     (6,438,975,687)
Net income equalization                    --           3,023,156
                                 ------------    ----------------
Net increase                       18,302,787    $    543,773,323
                                 ============    ================

HEALTH CARE SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2006
                                           (UNAUDITED)
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         22,700,000    $    714,626,865
Dividend reinvestment SPDRs
  issued                                  808              25,332
SPDRs redeemed                    (25,800,000)       (827,140,800)
Net income equalization                    --             760,760
                                 ------------    ----------------
Net decrease                       (3,099,192)   $   (111,727,843)
                                 ============    ================

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         40,200,000    $  1,219,289,873
Dividend reinvestment SPDRs
  issued                                1,441              43,227
SPDRs redeemed                    (16,750,000)       (516,564,236)
Net income equalization                    --            (790,079)
                                 ------------    ----------------
Net increase                       23,451,441    $    701,978,785
                                 ============    ================

INDUSTRIAL SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2006
                                           (UNAUDITED)
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         25,800,000    $    816,163,852
Dividend reinvestment SPDRs
  issued                                3,370             103,922
SPDRs redeemed                    (16,700,000)       (526,028,923)
Net income equalization                    --             469,990
                                 ------------    ----------------
Net increase                        9,103,370    $    290,708,841
                                 ============    ================

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         48,700,000    $  1,455,566,972
Dividend reinvestment SPDRs
  issued                                1,879              56,023
SPDRs redeemed                    (45,350,000)     (1,351,325,757)
Net income equalization                    --             300,110
                                 ------------    ----------------
Net increase                        3,351,879    $    104,597,348
                                 ============    ================

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

MATERIALS SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2006
                                           (UNAUDITED)
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         54,900,000    $  1,688,499,573
Dividend reinvestment SPDRs
  issued                                2,877              86,140
SPDRs redeemed                    (52,050,000)     (1,585,747,178)
Net income equalization                    --             454,695
                                 ------------    ----------------
Net increase                        2,852,877    $    103,293,230
                                 ============    ================

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         64,600,000    $  1,851,585,376
Dividend reinvestment SPDRs
  issued                                4,417             124,622
SPDRs redeemed                    (61,000,000)     (1,729,597,484)
Net income equalization                    --             607,629
                                 ------------    ----------------
Net increase                        3,604,417    $    122,720,143
                                 ============    ================

TECHNOLOGY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2006
                                           (UNAUDITED)
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         32,900,000    $    713,695,336
Dividend reinvestment SPDRs
  issued                                  272               5,883
SPDRs redeemed                    (19,450,000)       (421,414,966)
Net income equalization                    --            (178,193)
                                 ------------    ----------------
Net increase                       13,450,272    $    292,108,060
                                 ============    ================

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         32,350,000    $    657,059,697
Dividend reinvestment SPDRs
  issued                                  389               7,757
SPDRs redeemed                    (18,800,000)       (382,020,225)
Net income equalization                    --             (74,790)
                                 ------------    ----------------
Net increase                       13,550,389    $    274,972,439
                                 ============    ================

UTILITIES SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2006
                                           (UNAUDITED)
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         60,500,000    $  1,933,497,476
Dividend reinvestment SPDRs
  issued                                6,233             198,195
SPDRs redeemed                    (54,150,000)     (1,720,996,686)
Net income equalization                    --           1,610,211
                                 ------------    ----------------
Net increase                        6,356,233    $    214,309,196
                                 ============    ================

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                         86,750,000    $  2,554,145,371
Dividend reinvestment SPDRs
  issued                               12,940             374,948
SPDRs redeemed                    (76,100,000)     (2,263,076,397)
Net income equalization                    --           1,343,515
                                 ------------    ----------------
Net increase                       10,662,940    $    292,787,437
                                 ============    ================

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2006 were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                          IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
FUND                                                         COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund          $  477,753,895   $ 8,171,274    $ 39,691,380   $ (31,520,106)
Consumer Staples Select Sector SPDR Fund                 1,090,604,426    19,954,922      40,547,451     (20,592,529)
Energy Select Sector SPDR Fund                           4,580,144,694    16,510,385     158,987,683    (142,477,298)
Financial Select Sector SPDR Fund                        1,543,466,934     8,923,864      79,943,069     (71,019,205)
Health Care Select Sector SPDR Fund                      1,598,351,962    75,245,357     119,709,528     (44,464,171)
Industrial Select Sector SPDR Fund                       1,071,789,369    70,315,303      28,616,221      41,699,082
Materials Select Sector SPDR Fund                        1,013,970,805    26,183,034      52,246,929     (26,063,895)
Technology Select Sector SPDR Fund                       1,919,687,807    74,006,378     310,505,508    (236,499,130)
Utilities Select Sector SPDR Fund                        2,191,010,015    15,622,942     109,511,621     (93,888,679)

6.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2006, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                             PURCHASES            SALES
------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $   804,637,208    $   653,822,808
Consumer Staples Select Sector SPDR Fund                          592,214,182        396,732,411
Energy Select Sector SPDR Fund                                 12,863,716,942     12,018,068,709
Financial Select Sector SPDR Fund                               3,595,482,899      3,823,406,977
Health Care Select Sector SPDR Fund                               582,245,645        694,022,351
Industrial Select Sector SPDR Fund                                742,141,452        451,548,140
Materials Select Sector SPDR Fund                               1,518,187,157      1,415,103,908
Technology Select Sector SPDR Fund                                646,926,509        354,814,988
Utilities Select Sector SPDR Fund                               1,696,008,763      1,481,905,469

For the period ended March 31, 2006, the Trust had purchases and sales of investment securities as follows:

FUND                                                           PURCHASES         SALES
------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $ 36,566,668    $ 36,433,125
Consumer Staples Select Sector SPDR Fund                        59,349,318      61,312,023
Energy Select Sector SPDR Fund                                 215,252,789      97,998,026
Financial Select Sector SPDR Fund                               98,894,620     105,806,589
Health Care Select Sector SPDR Fund                             41,081,410      39,456,967
Industrial Select Sector SPDR Fund                               7,381,420       7,691,178
Materials Select Sector SPDR Fund                               50,251,717      51,983,326
Technology Select Sector SPDR Fund                             141,607,827     145,500,269
Utilities Select Sector SPDR Fund                               32,152,613      25,135,071

For the period ended March 31, 2006, there were no brokerage commissions on investment transactions paid to State Street Corporation.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
MARCH 31, 2006 (UNAUDITED)

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF MARCH 31, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------

2006
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     1             0             0             0             0             0
Quarter Ending: 09/30/03.............     1             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             2             0             0

2002
Quarter Ending: 12/31/02.............     1             0             0             3             0             0
Quarter Ending: 09/30/02.............     2             0             0             2             0             0
Quarter Ending: 06/30/02.............     0             0             0             0             0             0
Quarter Ending: 03/31/02.............     0             0             0             2             0             0

2001
Quarter Ending: 12/31/01.............     1             0             0             7             0             1
Quarter Ending: 09/30/01.............     0             0             0             2             0             0
Quarter Ending: 06/30/01.............     1             0             0             4             1             0
Quarter Ending: 03/31/01.............     1             0             0             2             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF MARCH 31, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------
2006
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     0             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             0             0             0

2002
Quarter Ending: 12/31/02.............     2             0             0             0             0             0
Quarter Ending: 09/30/02.............     1             0             0             3             0             0
Quarter Ending: 06/30/02.............     0             0             0             0             0             0
Quarter Ending: 03/31/02.............     1             0             0             3             0             0

2001
Quarter Ending: 12/31/01.............     2             0             0             9             0             0
Quarter Ending: 09/30/01.............     4             0             0             7             1             0
Quarter Ending: 06/30/01.............     1             0             0             2             0             0
Quarter Ending: 03/31/01.............     1             0             0             5             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

THE ENERGY SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF MARCH 31, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------
2006
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     0             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             0             0             0

2002
Quarter Ending: 12/31/02.............     1             0             0             0             0             0
Quarter Ending: 09/30/02.............     1             0             0             0             0             0
Quarter Ending: 06/30/02.............     0             0             0             0             0             0
Quarter Ending: 03/31/02.............     0             0             0             0             0             0

2001
Quarter Ending: 12/31/01.............     0             0             0             4             0             0
Quarter Ending: 09/30/01.............     3             1             0             1             0             0
Quarter Ending: 06/30/01.............     1             0             0             0             0             0
Quarter Ending: 03/31/01.............     0             0             0             3             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

THE FINANCIAL SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF MARCH 31, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------

2006
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     0             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             0             0             0

2002
Quarter Ending: 12/31/02.............     0             0             0             0             0             0
Quarter Ending: 09/30/02.............     0             0             0             0             0             0
Quarter Ending: 06/30/02.............     0             0             0             0             0             0
Quarter Ending: 03/31/02.............     1             0             0             1             0             0

2001
Quarter Ending: 12/31/01.............     4             0             0             1             0             0
Quarter Ending: 09/30/01.............     2             0             0             1             0             0
Quarter Ending: 06/30/01.............     0             0             0             0             0             0
Quarter Ending: 03/31/01.............     0             0             0             1             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

THE HEALTH CARE SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF MARCH 31, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------

2006
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             1             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     0             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             0             0             0

2002
Quarter Ending: 12/31/02.............     0             0             0             0             0             0
Quarter Ending: 09/30/02.............     1             1             0             0             0             0
Quarter Ending: 06/30/02.............     1             0             0             0             0             0
Quarter Ending: 03/31/02.............     1             0             0             3             0             0

2001
Quarter Ending: 12/31/01.............     1             0             0             10            0             0
Quarter Ending: 09/30/01.............     2             0             0             4             0             0
Quarter Ending: 06/30/01.............     2             1             0             3             0             0
Quarter Ending: 03/31/01.............     3             0             0             7             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

THE INDUSTRIAL SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF MARCH 31, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------

2006
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     1             0             0             1             0             0
Quarter Ending: 06/30/03.............     1             0             0             0             0             0
Quarter Ending: 03/31/03.............     3             0             0             1             0             0

2002
Quarter Ending: 12/31/02.............     2             0             0             0             0             0
Quarter Ending: 09/30/02.............     2             0             0             5             0             0
Quarter Ending: 06/30/02.............     0             0             0             1             0             0
Quarter Ending: 03/31/02.............     4             0             0             5             0             0

2001
Quarter Ending: 12/31/01.............     4             0             0             4             0             0
Quarter Ending: 09/30/01.............     3             0             0             0             0             0
Quarter Ending: 06/30/01.............     1             0             0             3             0             0
Quarter Ending: 03/31/01.............     1             0             0             0             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

THE MATERIALS SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF MARCH 31, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------

2006
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     1             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     0             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             0             0             0

2002
Quarter Ending: 12/31/02.............     2             0             0             0             0             0
Quarter Ending: 09/30/02.............     0             0             0             1             0             0
Quarter Ending: 06/30/02.............     0             0             0             1             0             0
Quarter Ending: 03/31/02.............     1             0             0             1             0             0

2001
Quarter Ending: 12/31/01.............     1             1             0             8             0             0
Quarter Ending: 09/30/01.............     3             0             0             11            1             0
Quarter Ending: 06/30/01.............     0             0             0             8             0             0
Quarter Ending: 03/31/01.............     6             0             0             7             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

THE TECHNOLOGY SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF MARCH 31, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------

2006
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     1             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             1             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     0             0             0             1             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             1             0             0

2002
Quarter Ending: 12/31/02.............     0             0             0             0             0             0
Quarter Ending: 09/30/02.............     0             0             0             1             0             0
Quarter Ending: 06/30/02.............     0             0             0             0             0             0
Quarter Ending: 03/31/02.............     0             0             0             1             0             0

2001
Quarter Ending: 12/31/01.............     1             0             0             2             0             0
Quarter Ending: 09/30/01.............     1             1             0             1             0             0
Quarter Ending: 06/30/01.............     1             1             0             2             0             0
Quarter Ending: 03/31/01.............     1             0             0             0             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

THE UTILITIES SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF MARCH 31, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------

2006
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             1             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     1             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     5             0             0             1             0             0

2002
Quarter Ending: 12/31/02.............     4             0             0             2             0             0
Quarter Ending: 09/30/02.............     2             0             0             3             0             0
Quarter Ending: 06/30/02.............     0             0             0             1             0             0
Quarter Ending: 03/31/02.............     2             0             0             0             0             0

2001
Quarter Ending: 12/31/01.............     2             0             0             4             0             0
Quarter Ending: 09/30/01.............     3             0             0             3             0             0
Quarter Ending: 06/30/01.............     0             0             0             3             1             0
Quarter Ending: 03/31/01.............     1             1             0             8             1             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at October 1, 2005 and held for the six-months ended March 31, 2006.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                             BEGINNING           ENDING             EXPENSES PAID
                                                           ACCOUNT VALUE      ACCOUNT VALUE        DURING PERIOD*
                                                             10/01/05            3/31/06         10/01/05 TO 3/31/06
                                                           -------------      -------------      -------------------
Actual
  The Consumer Discretionary Select Sector SPDR Fund.....     $1,000            $1,041.50               $1.22
  The Consumer Staples Select Sector SPDR Fund...........     $1,000            $1,024.40               $1.21
  The Energy Select Sector SPDR Fund.....................     $1,000            $1,018.80               $1.21
  The Financial Select Sector SPDR Fund..................     $1,000            $1,115.70               $1.27
  The Health Care Select Sector SPDR Fund................     $1,000            $1,026.20               $1.21
  The Industrial Select Sector SPDR Fund.................     $1,000            $1,132.10               $1.33
  The Materials Select Sector SPDR Fund..................     $1,000            $1,193.40               $1.31
  The Technology Select Sector SPDR Fund.................     $1,000            $1,066.70               $1.24
  The Utilities Select Sector SPDR Fund..................     $1,000            $  933.40               $1.16

Hypothetical (assuming a 5% return before expenses)
  The Consumer Discretionary Select Sector SPDR Fund.....     $1,000            $1,023.73               $1.21
  The Consumer Staples Select Sector SPDR Fund...........     $1,000            $1,023.73               $1.21
  The Energy Select Sector SPDR Fund.....................     $1,000            $1,023.73               $1.21
  The Financial Select Sector SPDR Fund..................     $1,000            $1,023.73               $1.21
  The Health Care Select Sector SPDR Fund................     $1,000            $1,023.73               $1.21
  The Industrial Select Sector SPDR Fund.................     $1,000            $1,023.68               $1.26
  The Materials Select Sector SPDR Fund..................     $1,000            $1,023.73               $1.21
  The Technology Select Sector SPDR Fund.................     $1,000            $1,023.73               $1.21
  The Utilities Select Sector SPDR Fund..................     $1,000            $1,023.73               $1.21

* Expenses are equal to the Fund's annualized expense ratio of 0.24%, 0.24%, 0.24%, 0.24%, 0.24%, 0.25%, 0.24%, 0.24% and 0.24%, respectively, multiplied by the average account value of the period, multiplied by 182/365.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

PROXY VOTING POLICIES

You may obtain a description of the Fund's proxy voting policies and procedure without charge, upon request by contacting the Funds directly at 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or the Fund's website at www.spdrindex.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request by calling 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.spdrindex.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free).

ADVISORY CONTRACT RENEWAL

At an in-person meeting held on November 11, 2005, the Trustees of the Trust considered the renewal of the Amended and Restated Investment Advisory Agreement (the "Agreement"), dated December 1, 2003, between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the nine series (each a "Fund," collectively, the "Funds") of the Trust. The Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (the "Independent Trustees") also met separately with their counsel to consider the Agreement. In evaluating the Agreement, the Trustees drew on materials provided to them by the Adviser at the request, on their behalf, of counsel and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to renew the Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement,
(ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliate, State Street, from their relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the materials provided at the meeting. They noted that under the Investment Advisory Agreement the Adviser is responsible for managing the investment operations of each of the Funds in accordance with each Fund's investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees, for providing necessary and appropriate reports and information to the Trustees, for maintaining all necessary books and records pertaining to the Trust's securities transactions, and for furnishing each Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to such funds. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds' portfolios, in monitoring and securing each Fund's compliance with its investment objectives and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes and had over $100 billion under management at September 30, 2005. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its parent, State Street Global Advisers, with which the adviser shares all of its senior personnel, the Trustees took into account the fact that the Adviser and its affiliates constitute one of the world's premier investment

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

management enterprises and that the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally and exchange traded funds (ETFs) in particular are deep, extensive and of high quality. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

INVESTMENT PERFORMANCE OF THE FUNDS

The Trustees noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively-managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective of providing investment results that, before expenses, correspond to the price and yield performance of its benchmark Select Sector Index. Drawing upon information provided at the meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Funds had in fact tracked their sector indexes within an acceptable range; they further concluded, on the basis of the limited data available (see discussion in "Comparison of Fees and Expense Ratios" below), that the expense ratios of the Funds were as low as, or lower than, those of their direct competitors. Accordingly, they concluded that the performance of each Fund was satisfactory.

PROFITABILITY TO THE ADVISER AND ITS AFFILIATES

The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust's relationship with the Adviser's affiliate, State Street, in its role as Administrator, Transfer Agent and Custodian for the Trust. The Trustees had been provided with data on the Funds' profitability to the Adviser for the Trust's last five fiscal years, as well as data on the Trust's profitability to State Street for the same periods. The Trustees had also been provided with a memorandum from the Adviser explaining the methods by which expenses of the Adviser were allocated to the Trust and to each of the Funds as well as a memorandum from State Street discussing the allocation of expenses and the profitability of the Funds to State Street. On the basis of these memoranda and discussions at the meeting with representatives of the Adviser and State Street, the Trustees concluded that the methodologies used in computing the costs that formed the basis of the profitability calculations were reasonable, whereupon they turned to the profitability data and related information provided. After extensive discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

OTHER BENEFITS TO THE ADVISER

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser maintains no soft-dollar arrangements in connection with the Trust's brokerage transactions, and that the Trust's brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

ECONOMIES OF SCALE

On the basis of their discussions with management and their analysis of information provided at the meeting, the Trustees determined that the nature of the Funds and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as they grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a low level (annually, .05% of each Fund's average daily net assets) since the inception of the Trust, that subsumed economies of scale in the fee itself. Nevertheless, in order better to ensure that if and as the Funds grow in size the economies of scale resulting from this further growth would be shared with the Funds, the Adviser agreed to institute a breakpoint in its fee schedule in January 2006 that would lower its fee to .04% of average daily net assets above aggregate Trust assets of $12.5 billion. The Trustees also took into consideration the fact that State Street's service agreement with the Trust contains breakpoints, which were contractually lowered effective January 1, 2005. State Street had also expressed an intention to add an additional contractual breakpoint that would lower its fee for Trust assets above $12.5 billion and to add contractual fee waivers at each breakpoint through at least January 31, 2007. Subsequent to the meeting, State Street's additional breakpoint and waivers were instituted on November 21, 2005.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

COMPARISON OF FEES AND EXPENSE RATIOS

In order better to evaluate the Funds' advisory fee, the Trustees had requested comparative information with respect to fees paid by similar funds -- i.e., ETFs tracking sector indexes. The Trustees found that, because of the distinctive nature of the Funds, the universe of similar funds was limited; the total number of comparable funds, which included ETFs investing in sectors not analogous to any assigned to a Fund, was 33. Moreover, all of the other funds paid a unitary advisory fee, encompassing all or virtually all of the funds' operating expenses, so that in each case the Fund's advisory fee, which covered only advisory services, was far lower than any of its competitors'. However, the Trustees noted that in only one case out of the 33 -- a fund investing in a sector not matching any of the Funds' -- was the expense ratio of the fund lower than any of the Funds', while in some cases the competitor's ratio was more than double that of the Fund. The Trustees concluded that the limited data available provided some indirect confirmation of the reasonableness of the Adviser's fees.

CONCLUSION

The Trustees, including the Independent Trustees, approved the continuance of the Trust's advisory agreement after weighing the foregoing factors. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser's fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust's relationship with the Adviser and State Street was not so profitable as to render the fees excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude materially to affect the Trustees' deliberations, and that, especially in light of the breakpoints in the Adviser's and State Street's fee schedules that had been and were expected to be agreed upon, the fees adequately shared economies of scale with the Funds.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
                                         (CIRCLE GRAPHIC)

TRUSTEES
CHERYL BURGERMEISTER
KATHLEEN C. CUOCOLO
GEORGE R. GASPARI
JAMES E. ROSS
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
GARY L. FRENCH, PRESIDENT
MICHAEL P. RILEY, VICE PRESIDENT
JOHN W. CLARK, TREASURER
MATT FLAHERTY, ASSISTANT TREASURER
MARY MORAN ZEVEN, SECRETARY
SCOTT ZOLTOWSKI, ASSISTANT SECRETARY
PETER AMBROSINI, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1625 BROADWAY, SUITE 2200
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10166

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                              CATEGORICALLY UNIQUE
                                INDEX FUNDS(SM)

                         (SELECT SECTOR SPDRS(R) LOGO)

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
"500," "Standard & Poor's Depositary Receipts(R)," "SPDR(R)," "Select Sector SPDR," and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, Gary L. French, the Registrant's President and Principal Executive Officer, and John W. Clark, the Registrant's Treasurer and Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. French and Clark determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; This Form N-CSR is a Semi-Annual
Report.

      (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

      (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECT SECTOR SPDR TRUST

By:    /s/ Gary L. French
       -------------------------------------
       Gary L. French
       President and Chief Executive Officer

Date:  May 18, 2006
       -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Gary L. French
       -------------------------------------
       Gary L. French
       President and Chief Executive Officer

Date:  May 18, 2006
       -------------------------------------

By:    /s/ John W. Clark
       -------------------------------------
       John W. Clark
       Treasurer and Chief Financial Officer

Date:  May 18, 2006
       -------------------------------------